                                                                  T H E
                                                                 =======
                                                                 TIMOTHY
                                                                 =======
                                                                 PLAN/R/

                                                              TIMOTHY PLAN
                                                            FAMILY OF FUNDS



                                                              Timothy Plan
                                                          Small-Cap Value Fund

                                                              Timothy Plan
                                                        Large/Mid-Cap Value Fund

                                                              Timothy Plan
                                                           Fixed-Income Fund

                                                              Timothy Plan
                                                           Money Market Fund

                  (THIS PAGE IS NOT PART OF THE PROSPECTUS.)

                                   Contents

2       Risk/Return Summary
2       Timothy Plan Small-Cap Value Fund
3       Timothy Plan Large/Mid-Cap Value Fund
4       Timothy Plan Fixed-Income Fund
5       Timothy Plan Money Market Fund

5       Fees and Expenses
5       Shareholder Fees
5       Annual Fund Operating Expenses

6       Investing in the Funds
6       Opening and Adding to Your Account
7       Choosing the Class of Shares that is Best for You
7       Class A shares
8       Class B shares
8       Class C shares
9       Factors to Consider When Choosing a Share Class
9       Purchase by Mail
9       Financial Service Organizations
9       Automatic Investment Plan
10      Retirement Plans
10      Other Purchase Information

10      How to Sell (Redeem) Shares
10      By Mail
11      Signature Guarantees
11      By Telephone
11      By Automated Clearing House ("ACH")
12      Redemption at the Options of the Trust

11      Dividends and Distributions

12      Timothy Plan

12      Management of the Fund
12      Investment Adviser
12      Investment Managers

14      Distribution Services

14      Fund Service Providers
14      Custodian
14      Transfer, Dividend Disbursing and Accounting Services Agent

14      Federal Taxes

14      General Information

15      Distribution Fees

15      Financial Highlights
16      Class A Table
16      Class B Table

17      For More Information

Timothy Plan
Family of Funds

Prospectus May 3, 1999

of Timothy Plan
(the "Trust")
As Supplemented on June 30, 1999




This Prospectus offers the following Portfolios ("Funds") of the Trust:

Timothy Plan Small-Cap Value Fund
(formerly the Timothy Plan Series)

Timothy Plan Large/Mid-Cap Value Fund

Timothy Plan Fixed-Income Fund

Timothy Plan Money Market Fund



The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Fund invests in a different market segment, and each Fund has its own investment objectives. however, all the funds have one thing in common. They do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion.

The Funds are distributed through Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida 32789.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

RISK/RETURN SUMMARY

THE TIMOTHY PLAN BELIEVES THAT IT HAS A RESPONSIBILITY TO INVEST IN A MORAL AND ETHICAL MANNER. ACCORDINGLY, AS A MATTER OF FUNDAMENTAL POLICY, THE FUND WILL NOT INVEST IN ANY COMPANY THAT IS INVOLVED IN THE BUSINESS OF ALCOHOL PRODUCTION, TOBACCO PRODUCTION, CASINO GAMBLING, OR WHICH IS INVOLVED, EITHER DIRECTLY OR INDIRECTLY, IN PORNOGRAPHY OR ABORTION. SUCH COMPANIES ARE REFERRED TO THROUGHOUT THIS PROSPECTUS AS "EXCLUDED SECURITIES". EXCLUDED SECURITIES WILL NOT BE PURCHASED BY ANY FUND OF THE TRUST. TIMOTHY PARTNERS LTD.("TPL") IS INVESTMENT ADVISER TO THE FUND, AND IS RESPONSIBLE FOR DETERMINING THOSE COMPANIES THAT ARE EXCLUDED SECURITIES. TPL ALSO RESERVES THE RIGHT TO EXERCISE ITS BEST JUDGEMENT TO EXCLUDE INVESTMENT IN OTHER COMPANIES WHOSE CORPORATE PRACTICES MAY NOT FALL WITHIN THE EXCLUSIONS DESCRIBED ABOVE, BUT NEVERTHELESS COULD BE FOUND OFFENSIVE TO BASIC, TRADITIONAL JUDEO-CHRISTIAN VALUES.

BECAUSE NONE OF THE FUNDS WILL INVEST IN EXCLUDED SECURITIES, THE POOL OF SECURITIES FROM WHICH EACH FUND MAY CHOOSE MAY BE LIMITED TO A CERTAIN DEGREE. ALTHOUGH TPL BELIEVES THAT EACH FUND CAN ACHIEVE ITS INVESTMENT OBJECTIVE WITHIN THE PARAMETERS OF ETHICAL INVESTING, ELIMINATING EXCLUDED SECURITIES AS INVESTMENTS MAY HAVE AN ADVERSE EFFECT ON A FUND'S PERFORMANCE. HOWEVER, "TOTAL RETURN" IS MORE THAN JUST NUMBERS. IT IS ALSO INVESTING IN A WAY THAT SUPPORTS AND REFLECTS YOUR BELIEFS AND IDEALS. EACH OF OUR FUNDS STRIVES TO MAXIMIZE BOTH KINDS OF TOTAL RETURN.


TIMOTHY PLAN SMALL-CAP VALUE FUND

Investment objective and strategies
THE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL GROWTH. ITS SECONDARY OBJECTIVE IS CURRENT INCOME. THE FUND SEEKS TO ACHIEVE ITS OBJECTIVES BY PRIMARILY INVESTING IN SMALL-CAP STOCKS AND AMERICAN DEPOSITORY RECEIPTS. SMALL-CAP STOCKS IS A REFERENCE TO THE COMMON STOCK OF SMALLER COMPANIES -- COMPANIES WHOSE TOTAL MARKET CAPITALIZATION IS GENERALLY GREATER THAN $200 MILLION AND LESS THAN $1 BILLION. AMERICAN DEPOSITORY RECEIPTS ("ADR'S") ARE CERTIFICATES ISSUED BY UNITED STATES BANKS TO EVIDENCE AN OWNERSHIP INTEREST IN AN UNDERLYING NON-USA COMPANY'S STOCK. ADR'S GENERALLY TRADE ON UNITED STATES STOCK EXCHANGES IN THE SAME WAY THAT AMERICAN COMMON STOCKS TRADE.

IN CHOOSING THE SECURITIES IN WHICH TO INVEST, THE FUND WILL USE EXTENSIVE FUNDAMENTAL ANALYSIS TO DEVELOP EARNINGS FORECASTS AND TO IDENTIFY ATTRACTIVE INVESTMENT OPPORTUNITIES RELATIVE TO MARKET VALUATION. INDIVIDUAL COMPANIES ARE SCRUTINIZED CONCERNING THEIR INDIVIDUAL GROWTH PROSPECTS AND THEIR COMPETITIVE POSITIONS WITHIN THEIR RESPECTIVE INDUSTRIES. INDIVIDUAL COMPANY ANALYSIS FOCUSES UPON THE OUTLOOK FOR SALES, PROFIT MARGINS, RETURNS ON CAPITAL, CASH FLOW AND EARNINGS PER SHARE.

THE FUND MAY ALSO INVEST UP TO 30% OF ITS NET ASSETS IN A VARIETY OF OTHER SECURITIES, AND FOR TEMPORARY DEFENSIVE PURPOSES, MAY INVEST UP TO 100% OF ITS ASSETS IN OBLIGATIONS OF THE UNITED STATES GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES, COMMERCIAL PAPER, AND CERTIFICATES OF DEPOSIT AND BANKERS ACCEPTANCES. WHEN THE FUND TAKES A TEMPORARY DEFENSIVE POSITION, IT WILL NOT BE INVESTING ACCORDING TO ITS INVESTMENT OBJECTIVE, AND AT SUCH TIMES, THE PERFORMANCE OF THE FUND WILL BE DIFFERENT THAN IF IT HAD INVESTED STRICTLY ACCORDING TO ITS OBJECTIVES.

Primary risks
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE PRIMARY RISK OF INVESTING IN THE FUND IS THE RISK OF LOSS DUE TO PRICE DECLINES IN STOCKS HELD BY THE FUND. YOUR RISK OF LOSS IS GREATER IF YOU HOLD YOUR SHARES FOR A SHORT PERIOD OF TIME. BECAUSE THE FUND IS AN EQUITY FUND AND INVESTS IN SMALLER COMPANIES, IT IS SUBJECT TO THE RISKS INHERENT IN THE STOCK MARKET IN GENERAL, AND THE RISKS OF INVESTING IN SMALLER COMPANIES IN PARTICULAR. THE STOCK MARKET IS CYCLICAL, WITH PRICES GENERALLY RISING AND FALLING OVER PERIODS OF TIME. SOME OF THESE PRICE CYCLES CAN BE PRONOUNCED AND LAST FOR A LONG TIME. SMALLER COMPANIES ARE PARTICULARLY SUSCEPTIBLE TO PRICE SWINGS, BECAUSE, DUE TO THEIR SIZE, THEY OFTEN DO NOT HAVE THE RESOURCES AVAILABLE TO THEM THAT ARE AVAILABLE TO LARGER COMPANIES. HOWEVER, THE STOCK MARKET, ALTHOUGH MORE VOLATILE THAN OTHER TYPES OF INVESTMENTS, HISTORICALLY HAS OUTPERFORMED OTHER TYPES OF INVESTMENTS OVER THE LONG TERM. SMALL-CAP STOCKS, ALTHOUGH MORE SUSCEPTIBLE TO PRICE MOVEMENTS, ALSO ENJOY GROWTH POTENTIAL THAT IS OFTEN NOT AVAILABLE FOR LARGER COMPANIES. AS A RESULT, PRUDENT INVESTING IN SMALLER COMPANIES CAN RESULT IN GREATER CAPITAL GROWTH THAN INVESTING IN LARGER COMPANIES.

THE FUND IS APPROPRIATE FOR INVESTORS WHO UNDERSTAND THE RISKS OF INVESTING IN THE STOCK MARKET AND WHO ARE WILLING TO ACCEPT MODERATE AMOUNTS OF VOLATILITY AND RISK.

THE BAR CHART AND TABLE BELOW HELP SHOW THE RETURNS AND RISKS OF INVESTING IN THE FUND. THEY SHOW CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX** DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE MAY NOT BE AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

Past Performance

Year-by-year Total Returns for Class A Shares ended December 31

[Graph appears here]

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING ON DECEMBER 31, 1998)

                    Class A*(1)          Class B(2)        Russell 2000 Index**

One                 (16.00)              (11.26)                  (3.45)%
Year                      %                    %
Inception             4.10%                4.88%                   11.53%


Because the Timothy Plan Large/Mid-Cap Value Fund, Fixed-Income Fund and Money Market Fund did not offer their shares prior to January 1, 1998, no performance bar charts/tables are included for those Funds.


*   CLASS A SHARES COMMENCED INVESTMENT OPERATIONS ON MARCH 21, 1994.

** THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF 2000 SMALL-CAPITALIZATION COMPANIES IN THE UNITED STATES. THE INDEX ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AND DOES NOT REFLECT ANY ASSET-BASED CHARGES FOR INVESTMENT MANAGEMENT OR OTHER EXPENSES.
(1) TOTAL RETURN CALCULATION REFLECTS A MAXIMUM INITIAL SALES LOAD OF 5.5%.
(2) CLASS B SHARES COMMENCED INVESTMENT OPERATIONS ON AUGUST 25, 1995.


TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

Investment objective and strategies
THE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL GROWTH. ITS SECONDARY OBJECTIVE IS CURRENT INCOME. THE FUND SEEKS TO ACHIEVE ITS OBJECTIVES BY PRIMARILY INVESTING IN COMMON STOCK AND ADRS. THE LARGE/MID-CAP VALUE FUND WILL INVEST IN THE COMMON STOCK OF COMPANIES WHOSE TOTAL MARKET CAPITALIZATION GENERALLY EXCEEDS $1 BILLION. BECAUSE THE FUND WILL INVEST IN LARGER COMPANIES, IT MAY NOT BE SUBJECT TO THE SAME LEVEL OF PRICE VOLATILITY AS THE SMALL-CAP VALUE FUND. ALSO, LARGER COMPANIES MAY PAY A REGULAR

DIVIDEND, AND THE FUND WILL BENEFIT FROM SUCH INVESTMENTS TO A GREATER DEGREE THAN THE SMALL-CAP VALUE FUND, SINCE SMALLER COMPANIES ARE LESS LIKELY TO PAY REGULAR DIVIDENDS .

IN CHOOSING THE SECURITIES IN WHICH TO INVEST, THE FUND WILL USE EXTENSIVE FUNDAMENTAL ANALYSIS TO DEVELOP EARNINGS FORECASTS AND TO IDENTIFY ATTRACTIVE INVESTMENT OPPORTUNITIES RELATIVE TO MARKET VALUATION. INDIVIDUAL COMPANIES ARE SCRUTINIZED CONCERNING THEIR INDIVIDUAL GROWTH PROSPECTS AND THEIR COMPETITIVE POSITIONS WITHIN THEIR RESPECTIVE INDUSTRIES. INDIVIDUAL COMPANY ANALYSIS FOCUSES UPON THE OUTLOOK FOR SALES, PROFIT MARGINS, RETURNS ON CAPITAL, CASH FLOW AND EARNINGS PER SHARE.

THE FUND MAY ALSO INVEST UP TO 30% OF ITS NET ASSETS IN A VARIETY OF OTHER SECURITIES, AND FOR TEMPORARY DEFENSIVE PURPOSES, MAY INVEST UP TO 100% OF ITS ASSETS IN OBLIGATIONS OF THE UNITED STATES GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES, COMMERCIAL PAPER, AND CERTIFICATES OF DEPOSIT AND BANKERS ACCEPTANCES. WHEN THE FUND TAKES A TEMPORARY DEFENSIVE POSITION, IT WILL NOT BE INVESTING ACCORDING TO ITS INVESTMENT OBJECTIVE, AND AT SUCH TIMES, THE PERFORMANCE OF THE FUND WILL BE DIFFERENT THAT IF IT HAD INVESTED STRICTLY ACCORDING TO ITS OBJECTIVES.

Primary risks
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. INVESTING IN LARGER COMPANIES IS DESIGNED TO DECREASE THE RISK OF LOSS TO THE FUND AND TO PROVIDE FOR LONG-TERM GROWTH WITH SOME POTENTIAL FOR CURRENT INCOME. LARGER COMPANIES, BECAUSE OF THEIR INCREASED MANAGEMENT DEPTH, BROADER MARKET AFFILIATIONS, AND CAPITAL RESOURCES, OFFER THE POTENTIAL FOR LONG-TERM GROWTH WITH REDUCED RISK. THE PRIMARY RISK OF INVESTING IN THE FUND IS THE RISK OF LOSS DUE TO PRICE DECLINES IN STOCKS HELD BY THE FUND. YOUR RISK OF LOSS IS GREATER IF YOU HOLD YOUR SHARES FOR A SHORT PERIOD OF TIME. THE STOCK MARKET IS CYCLICAL, WITH PRICES GENERALLY RISING AND FALLING OVER PERIODS OF TIME. SOME OF THESE PRICE CYCLES CAN BE PRONOUNCED AND LAST FOR A LONG TIME.

YOU SHOULD BE AWARE THAT, LIKE ALL THE TIMOTHY PLAN FUNDS, THE FUND IS SUBJECT TO THE ETHICAL RESTRICTIONS ON INVESTING DESCRIBED ON THE FRONT PAGE OF THIS PROSPECTUS. ACCORDINGLY, THE FUND MAY HAVE DIFFICULTY INVESTING IN A VARIETY OF "LARGE-CAP" COMPANIES BECAUSE OF THE LIKELIHOOD THAT SUCH COMPANIES WILL BE INVOLVED, DIRECTLY OR INDIRECTLY, IN A PROHIBITED ACTIVITY. YOU SHOULD ALSO BE AWARE THAT THIS IS A NEW FUND WITHOUT AN OPERATING HISTORY, AND THIS LACK OF OPERATING HISTORY MAY POSE ADDITIONAL RISKS.

THE FUND IS APPROPRIATE FOR INVESTORS WHO UNDERSTAND THE RISKS OF INVESTING IN COMMON STOCK AND WHO ARE WILLING TO ACCEPT SOME VOLATILITY AND RISK.


TIMOTHY PLAN FIXED-INCOME FUND

Investment objective and strategies
THE FUND SEEKS TO GENERATE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRUDENT INVESTMENT RISK. TO ACHIEVE ITS GOAL, THE FUND NORMALLY INVESTS IN A DIVERSIFIED PORTFOLIO OF DEBT SECURITIES. THESE INCLUDE CORPORATE BONDS, CONVERTIBLE SECURITIES, U.S. GOVERNMENT AND AGENCY SECURITIES AND PREFERRED SECURITIES. THE FUND WILL ONLY PURCHASE HIGH QUALITY SECURITIES.

IN ADDITION TO THE SECURITIES LISTED ABOVE, THE FUND MAY ALSO INVEST UP TO 15% OF THE FUND'S NET ASSETS (VALUED AT THE TIME OF INVESTMENT) IN CHURCH BONDS. CHURCH BONDS ARE GENERALLY FIXED-INCOME DEBT SECURITIES ISSUED BY CHURCH ORGANIZATIONS TO RAISE MONEY FOR CAPITAL IMPROVEMENTS. THE FUND WILL ONLY INVEST IN INVESTMENT GRADE CHURCH BONDS AND WILL GENERALLY HOLD SUCH SECURITIES TO MATURITY. BECAUSE THE FUND DOES NOT INTEND TO TRADE ANY CHURCH BONDS THAT IT MAY HOLD, THE FUND WILL GENERALLY VALUE SUCH SECURITIES USING THE AMORTIZED COST METHOD.

IN MANAGING ITS PORTFOLIO, THE FUND CONCENTRATES ON SECTOR ANALYSIS, INDUSTRY ALLOCATION AND SECURITIES SELECTION: DECIDING WHICH TYPES OF BONDS AND INDUSTRIES TO EMPHASIZE AT A GIVEN TIME, AND THEN WHICH INDIVIDUAL BONDS TO BUY. THE FUND ATTEMPTS TO ANTICIPATE SHIFTS IN THE BUSINESS CYCLE IN DETERMINING TYPES OF BONDS AND INDUSTRY SECTORS TO TARGET. IN CHOOSING INDIVIDUAL SECURITIES, THE FUND SEEKS OUT SECURITIES THAT APPEAR TO BE UNDER-VALUED WITHIN THE EMPHASIZED INDUSTRY SECTOR.

DURING PERIODS OF UNCERTAINTY, THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN OBLIGATIONS OF THE UNITED STATES GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES, COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND BANKERS ACCEPTANCES. WHEN THE FUND TAKES A TEMPORARY DEFENSIVE POSITION, IT WILL NOT BE INVESTING ACCORDING TO ITS INVESTMENT OBJECTIVE, AND AT SUCH TIMES, THE PERFORMANCE OF THE FUND WILL BE DIFFERENT THAT IF IT HAD INVESTED STRICTLY ACCORDING TO ITS OBJECTIVES.

Primary risks
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE MAJOR FACTORS INFLUENCING THE FUND'S PERFORMANCE ARE INTEREST RATES AND CREDIT RISK. WHEN INTEREST RATES RISE, BOND PRICES FALL; THE HIGHER THE FUND'S DURATION (A CALCULATION REFLECTING TIME RISK, TAKING INTO ACCOUNT BOTH THE AVERAGE MATURITY OF THE FUND'S PORTFOLIO AND ITS AVERAGE COUPON RETURN), THE MORE SENSITIVE THE FUND IS TO INTEREST RATE RISK.

THE FUND COULD LOSE MONEY IF ANY BONDS IT OWNS ARE DOWNGRADED IN CREDIT RATING OR GO INTO DEFAULT. FOR THIS REASON, THE FUND WILL ONLY INVEST IN HIGH GRADE BONDS. IF CERTAIN INDUSTRY SECTORS OR TYPES OF SECURITIES DON'T PERFORM AS WELL AS THE FUND EXPECTS, THE FUND'S PERFORMANCE COULD SUFFER. THIS IS ALSO A NEW FUND WITHOUT AN OPERATING HISTORY, AND THIS LACK OF HISTORY COULD POSE ADDITIONAL RISKS TO THE FUND.

THIS FUND IS APPROPRIATE FOR INVESTORS WHO WANT A HIGH LEVEL OF CURRENT INCOME AND ARE WILLING TO ACCEPT A MINOR DEGREE OF VOLATILITY AND RISK.


TIMOTHY PLAN MONEY MARKET FUND

Investment objective and strategies
THE FUND SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL. THE FUND ALSO ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00. IN PURSUING THESE GOALS, THE FUND WILL INVEST PRIMARILY IN SHORT-TERM DEBT INSTRUMENTS, SUCH AS OBLIGATIONS OF THE U.S. GOVERNMENT AND ITS AGENCIES, CERTIFICATES OF DEPOSIT, BANKERS ACCEPTANCES, COMMERCIAL PAPER, AND SHORT-TERM CORPORATE NOTES. THE FUND MAY ALSO INVEST IN REPURCHASE AGREEMENTS. UNDER NORMAL CIRCUMSTANCES, THE FUND WILL NOT INVEST IN ANY

SECURITY WITH A MATURITY IN EXCESS OF 397 DAYS.

THE FUND WILL USE BOTH THE AMORTIZED COST METHOD AND THE MARKET-TO-MARKET COST METHOD TO COMPUTE ITS NET ASSET VALUE. THIS MEANS THAT SECURITIES PURCHASED BY THE FUND ARE NOT MARKED-TO-MARKET. INSTEAD, ANY PREMIUM PAID OR DISCOUNT REALIZED WILL BE AMORTIZED OR ACCRUED OVER THE LIFE OF THE SECURITY AND CREDITED/DEBITED DAILY AGAINST THE TOTAL ASSETS OF THE FUND.

THE FUND WILL ONLY PURCHASE SECURITIES FOR THE FUND THAT ARE INVESTMENT GRADE. THIS MEANS THAT THE SECURITY HAS A RATING OF AT LEAST "A" AS RATED BY STANDARD & POORS OR A COMPARABLE RATING BY ANOTHER NATIONALLY RECOGNIZED RATING AGENCY.
THE FUND MAY ALSO INVEST IN DEBT SECURITIES THAT HAVE NOT BEEN RATED BY ONE OF THE MAJOR RATING AGENCIES, SO LONG AS THE FUND'S INVESTMENT MANAGER HAS DETERMINED THAT THE SECURITY IS OF COMPARABLE CREDIT QUALITY TO SIMILARLY RATED SECURITIES

Primary risks
AN INVESTMENT IN THE FUND IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE MAJOR FACTORS INFLUENCING THE FUND'S PERFORMANCE ARE INTEREST RATES AND CREDIT RISK. THE FUND WILL MINIMIZE CREDIT RISK BY PURCHASING ONLY HIGH QUALITY INVESTMENT GRADE SECURITIES. THE FUND WILL MINIMIZE INTEREST RATE RISK BY LIMITING THE MATURITY RANGE OF ITS SECURITIES. YOU SHOULD BE AWARE THAT, ALTHOUGH THE FUND WILL TAKE ALL REASONABLE STEPS TO MAINTAIN A STABLE NET ASSET VALUE, EXTRAORDINARY EVENTS MAY TRANSPIRE WHICH PREVENT THE FUND FROM DOING SO. ALSO, THIS IS A NEW FUND WITHOUT A PRIOR OPERATING HISTORY, AND THIS LACK OF HISTORY COULD POSE ADDITIONAL RISKS TO THE FUND.

THE FUND IS APPROPRIATE FOR INVESTORS WHO ARE SEEKING A HIGH LEVEL OF CURRENT INCOME AND PRESERVATION OF CAPITAL.


FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE TIMOTHY PLAN SMALL-CAP VALUE FUND ("SMALL"), TIMOTHY PLAN LARGE/MID-CAP VALUE FUND ("MID"), TIMOTHY PLAN FIXED-INCOME FUND ("FIXED"), AND TIMOTHY PLAN MONEY MARKET FUND ("MM").

                                                        Class A/1/             Class B/2/            Class C/3/      No-Load4
Shareholder Fees:                                  SMALL    MID    FIXED   SMALL    MID   FIXED   SMALL  MID   FIXED     MM
(fees deducted from your investment)
Maximum sales charge on purchases                  5.50%/1/ 5.50%  4.25%   NONE     NONE  NONE    NONE   NONE  NONE     NONE
(as a percentage of offering price)
Maximum deferred sales charges                      None    NONE   NONE    5.00%/2/ 5.00% 5.00%   NONE   NONE  NONE     NONE
(as a percentage of the lesser of original
 purchase price or redemption proceeds)
Redemption Fees*                                    None    NONE   NONE    NONE     NONE  NONE    NONE   NONE  NONE     NONE


                                                        Class A/1/             Class B/2/             Class C/3/        No-Load4
Annual Fund Operating Expenses:                    SMALL    MID   FIXED   SMALL    MID   FIXED   SMALL    MID   FIXED      MM
(fees deducted from your investment)
Management fees                                     0.85%  0.85%   0.60%   0.85%  0.85%   0.60%   0.85%  0.85%   0.60%      0.60%
Distribution/Service (12b-1) fees                   0.25%  0.25%   0.25%   1.00%  1.00%   1.00%   1.00%  1.00%   1.00%      0.00%
Other expenses/5,6/                                 0.99%  0.50%   0.50%   0.99%  0.50%   0.50%   0.50%  0.50%   0.50%      0.25%
                                                 -------------------------------------------------------------------------------
Total annual fund operating expenses/6/             2.09%  1.60%   1.35%   2.84%  2.35%   2.10%   2.35%  2.35%   2.10%      0.85%

* FIRSTAR BANK, THE FUNDS' CUSTODIAN, CHARGES A FEE OF $9 ON REDEMPTIONS PAID BY WIRE TRANSFER.
1. CLASS A SHAREHOLDERS OF THE SMALL-CAP VALUE FUND WHO PURCHASED SHARES ON OR BEFORE SEPTEMBER 22, 1997 ARE NOT SUBJECT TO THE FRONT-END SALES LOAD ON FUTURE PURCHASES.
2. CLASS B SHAREHOLDERS OF THE SMALL-CAP VALUE FUND WHO PURCHASED SHARES ON OR BEFORE SEPTEMBER 22, 1997 ARE NOT SUBJECT TO DEFERRED SALES CHARGES UPON REDEMPTION OF SUCH SHARES.
3.  CLASS C SHARES ARE BEING OFFERED FOR THE FIRST TIME BY THIS PROSPECTUS.
4. NO-LOAD SHARES ARE ONLY OFFERED BY THE MONEY MARKET FUND. THE MONEY MARKET FUND IS BEING OFFERED FOR THE FIRST TIME BY THIS PROSPECTUS.
5. BECAUSE THE LARGE/MID-CAP, FIXED-INCOME AND MONEY MARKET FUNDS ARE NEW FUNDS, OTHER EXPENSES ARE ESTIMATED FOR EACH FUND'S FIRST YEAR OF OPERATIONS.
6. FOR ITS FISCAL YEAR ENDING ON DECEMBER 31, 1998, TPL REIMBURSED A TOTAL OF $124,004 IN FEES AND EXPENSES OF THE SMALL-CAP VALUE FUND. AS A RESULT OF THESE REIMBURSEMENTS, NET MANAGEMENT FEES WERE 0.85% OF AVERAGE NET ASSETS AND NET "OTHER EXPENSES" WERE 0.50% FOR CLASS A SHARES AND 0.50% FOR CLASS B SHARES. NET TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE SMALL-CAP VALUE FUND, AFTER ALL FEE WAIVERS AND EXPENSE REIMBURSEMENTS, WAS 1.60% FOR CLASS A SHARES AND 2.35% FOR CLASS B SHARES. TPL HAS AGREED TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME CERTAIN EXPENSES OF THE SMALL-CAP VALUE, LARGE/MID-CAP VALUE, AND FIXED-INCOME FUNDS TO INSURE THAT EACH FUND'S TOTAL ANNUAL EXPENSES DO NOT EXCEED THE TOTAL ANNUAL EXPENSES SET FORTH IN THE TABLE ABOVE AS ADJUSTED IN THIS FOOTNOTE. TPL HAS MADE THE SAME COMMITMENT TO KEEP THE MONEY MARKET FUND'S TOTAL ANNUAL EXPENSES AT NOT GREATER THAN 0.85%. IF THE ADVISER WAIVES FEES OR ASSUMES EXPENSES OF A FUND, SUCH ACTIONS WOULD HAVE THE EFFECT OF LOWERING THE EXPENSE RATIO AND INCREASING THE YIELD TO INVESTORS. TPL MAY TERMINATE ITS AGREEMENT AT ANY TIME, AND WILL NOTIFY YOU IF IT DOES SO.

The hypothetical example below shows what your expenses would be if you invested $10,000 in Class A shares of each Fund (no-load shares of the Money Market Fund) for the time periods indicated, reinvested all distributions, and then redeemed all your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example is for comparison only, and does not represent the Fund's actual expenses and returns, either past or future.

                             Small-Cap            Large/Mid-Cap          Fixed-Income          Money Market
One year                     $           750         $          653        $          615        $          137
Three years                  $         1,169         $        1,127        $        1,011        $          428
Five years                   $         1,612
Ten years                    $         2,838

THE $9 FEE THAT YOU WOULD HAVE TO PAY IF YOU REDEEMED YOUR SHARES BY WIRE TRANSFER IS NOT INCLUDED IN THESE FIGURES. A MAXIMUM SALES CHARGE OF 5.50% FOR THE SMALL-CAP VALUE FUND AND LARGE/MID-CAP VALUE FUND, AND 4.25% FOR THE FIXED-INCOME FUND, IS INCLUDED IN THE EXPENSE CALCULATIONS.

INVESTING IN THE FUNDS

OPENING AND ADDING TO YOUR ACCOUNT
YOU CAN INVEST DIRECTLY IN EACH FUND IN A NUMBER OF WAYS. SIMPLY CHOOSE THE ONE THAT IS MOST CONVENIENT FOR YOU. ANY QUESTIONS YOU MAY HAVE CAN BE ANSWERED BY CALLING 1-800-662-0201. YOU MAY ALSO PURCHASE FUND SHARES THROUGH AUTHORIZED BROKER/DEALERS OR OTHER FINANCIAL ORGANIZATIONS.

PAYMENTS FOR FUND SHARES SHOULD BE IN U.S. DOLLARS, AND IN ORDER TO AVOID FEES AND DELAYS, SHOULD BE DRAWN ON A U.S. BANK. PLEASE REMEMBER THAT THE TRUST RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER FOR FUND SHARES. THE MINIMUM INITIAL INVESTMENT AMOUNT FOR EACH FUND, IN ANY CLASS OF SHARES, IS $1000.00 FOR REGULAR ACCOUNTS. THERE IS NO MINIMUM PURCHASE REQUIREMENT FOR ADDITIONAL PURCHASES, AND THERE IS NO MINIMUM PURCHASE REQUIREMENT FOR QUALIFIED RETIREMENT PLANS.

                                          TO OPEN AN ACCOUNT                                         TO ADD TO ACCOUNT
By Mail:        COMPLETE AN ACCOUNT REGISTRATION FORM, MAKE A CHECK PAYABLE TO THE       MAKE YOUR CHECK PAYABLE TO THE FUND OF
                FUND OF YOUR CHOICE AND MAIL THE FORM VIA POST OFFICE OR OVERNIGHT       YOUR CHOICE AND MAIL IT TO THE ADDRESS
                COURIER TO:                                                              AT LEFT.  PLEASE INCLUDE YOUR ACCOUNT
                                                                                         NUMBER AND SHARE CLASS ON YOUR CHECK.
                Unified Fund Services, Inc.                                              OR USE THE CONVENIENT FORM ATTACHED TO
                431 NORTH PENNSYLVANIA STREET                                            YOUR REGULAR FUND STATEMENT.
                INDIANAPOLIS, INDIANA  46204

By Wire:        FIRST CALL THE TRUST'S TRANSFER AGENT AT 1-800-662-0201 TO REQUEST AN    ASK YOUR BANK TO WIRE IMMEDIATELY
                ACCOUNT NUMBER AND TO FURNISH THE TRUST WITH YOUR TAXPAYER               AVAILABLE FUNDS TO THE LOCATION
                IDENTIFICATION NUMBER.                                                   DESCRIBED AT THE LEFT, EXCEPT THAT THE
                                                                                         WIRE SHOULD NOTE THAT IT IS TO MAKE
                ASK YOUR BANK TO WIRE FUNDS TO ACCOUNT OF:                               SUBSEQUENT PURCHASE RATHER THAN TO OPEN
                FIRSTAR BANK, N.A.                                                       A NEW ACCOUNT.
                CINTI/TRUST ABA#: 0420-0001-3
                CREDIT: THE TIMOTHY PLAN                                                 INCLUDE YOUR NAME AND FUND ACCOUNT
                ACCOUNT #: 488889866                                                     NUMBER, AND THE CLASS OF SHARES TO BE
                FURTHER CREDIT: THE (NAME) FUND.                                         PURCHASED.

                THE WIRE SHOULD STATE THAT THE PURCHASE IS IN YOUR NAME(S) AND STATE
                THE CLASS OF SHARES TO BE PURCHASED. THE WIRE SHOULD ALSO STATE THAT
                YOU ARE OPENING A NEW FUND ACCOUNT.


THE TIMOTHY PLAN WANTS YOU TO BE KEPT CURRENT REGARDING THE STATUS OF YOUR ACCOUNT IN THE FUND. TO ASSIST YOU, THE FOLLOWING STATEMENTS AND REPORTS WILL BE SENT TO YOU:


        Confirmation Statements:  AFTER EVERY TRANSACTION THAT AFFECTS YOUR
                                  ACCOUNT BALANCE OR YOUR ACCOUNT REGISTRATION.
             Account Statements:  QUARTERLY.
              Financial Reports:  SEMI-ANNUALLY -- TO REDUCE FUND EXPENSES, ONLY
                                  ONE COPY OF THE FUND REPORT WILL BE MAILED TO EACH TAXPAYER IDENTIFICATION NUMBER EVEN IF YOU HAVE MORE THAN ONE ACCOUNT IN THE FUND.


CHOOSING THE CLASS OF SHARES THAT IS BEST FOR YOU
EXCEPT FOR THE MONEY MARKET FUND, WHICH OFFERS ONLY NO-LOAD SHARES, EACH FUND OFFERS YOU A CHOICE OF THREE DIFFERENT CLASSES OF SHARES IN WHICH TO INVEST.
THE MAIN DIFFERENCES BETWEEN EACH CLASS ARE SALES CHARGES AND ONGOING FEES. IN CHOOSING WHICH CLASS OF SHARES TO PURCHASE, YOU SHOULD CONSIDER WHICH WILL BE MOST BENEFICIAL TO YOU, GIVEN THE AMOUNT OF YOUR PURCHASE AND THE LENGTH OF TIME YOU EXPECT TO HOLD THE SHARES. ALL THREE CLASSES OF SHARES IN ANY FUND REPRESENT INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS IN THAT FUND.


CLASS A SHARES.
CLASS A SHARES ARE OFFERED AT THEIR PUBLIC OFFERING PRICE, WHICH IS NET ASSET VALUE PER SHARE PLUS THE APPLICABLE SALES CHARGE. THE SALES CHARGE VARIES, DEPENDING ON WHICH FUND YOU CHOOSE AND HOW MUCH YOU INVEST. THERE ARE NO SALES CHARGES ON REINVESTED DISTRIBUTIONS. FOR THE SMALL-CAP VALUE FUND AND LARGE/MID-CAP VALUE FUND, THE FOLLOWING SALES

CHARGES APPLY:


                                                                            Dealer Concession as a
                                             As a % of                      percentage of offering
Amount Invested                           Offering price                             price
$0 to 24,999                                  5.50%                                  5.25%
$25,000 to 49,999                             4.25%                                  4.00%
$50,000 to 99,999                             3.00%                                  2.75%
$100,000 to 249,999                           2.00%                                  1.75%
$250,000 to 499,999                           1.00%                                  0.75%
$500,000 and up                               0.00%                                  0.00%

THE FOLLOWING SALES CHARGES APPLY TO THE FIXED-INCOME FUND:


                                                                             Dealer Concession as a
                                             As a % of                       percentage of offering
Amount Invested                           Offering price                              price
$0 to 24,999                                   4.25%                                  4.00%
$25,000 to 49,999                              3.25%                                  3.00%
$50,000 to 99,999                              2.25%                                  2.00%
$100,000 to 249,999                            1.25%                                  1.00%
$250,000 to 499,999                            0.75%                                  0.50%
$500,000 and up                                0.00%                                  0.00%

THE DISTRIBUTOR WILL PAY THE APPROPRIATE DEALER CONCESSION TO THOSE SELECTED DEALERS WHO HAVE ENTERED INTO AN AGREEMENT WITH THE DISTRIBUTOR TO SELL SHARES OF THE FUNDS. THE DEALER'S CONCESSION MAY BE CHANGED FROM TIME TO TIME. THE DISTRIBUTOR MAY FROM TIME TO TIME OFFER INCENTIVE COMPENSATION TO DEALERS WHO SELL SHARES OF THE FUNDS SUBJECT TO SALES CHARGES, ALLOWING SUCH DEALERS TO RETAIN AN ADDITIONAL PORTION OF THE SALES LOAD. A DEALER WHO RECEIVES ALL OF THE SALES LOAD MAY BE DEEMED TO BE AN "UNDERWRITER" UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

Exemptions from sales charges
CLASS A SHAREHOLDERS WHO PURCHASED THEIR SHARES ON OR BEFORE SEPTEMBER 22, 1997 ARE NOT SUBJECT TO SALES CHARGES ON PAST OR FUTURE PURCHASES OF THE SMALL-CAP VALUE FUND. ALSO, THE FUNDS WILL WAIVE SALES CHARGES FOR PURCHASES BY FEE-BASED REGISTERED INVESTMENT ADVISERS FOR THEIR CLIENTS, BROKER/DEALERS WITH WRAP FEE ACCOUNTS, REGISTERED INVESTMENT ADVISERS OR BROKERS FOR THEIR OWN ACCOUNTS, EMPLOYEES AND EMPLOYEE RELATED ACCOUNTS OF THE ADVISER, AND FOR AN ORGANIZATION'S RETIREMENT PLAN THAT PLACES EITHER (I) 200 OR MORE PARTICIPANTS OR (II) $300,000 OR MORE OF COMBINED PARTICIPANT INITIAL ASSETS INTO THE FUNDS. FOR PURCHASERS THAT QUALIFY FOR FEE WAIVER, SHARES WILL BE PURCHASED AT NET ASSET VALUE.

Reduced sales charges

YOU MAY QUALIFY FOR A REDUCED SALES CHARGE BY AGGREGATING THE NET ASSET VALUE OF ALL YOUR LOAD SHARES PREVIOUSLY PURCHASED IN ANY FUND WITH THE DOLLAR AMOUNT OF SHARES TO BE PURCHASED. FOR EXAMPLE, IF YOU ALREADY OWNED CLASS A, CLASS B, OR CLASS C SHARES IN ONE OR MORE OF THE FUNDS WITH AN AGGREGATE NET ASSET VALUE OF $450,000, AND YOU DECIDED TO PURCHASE AN ADDITIONAL $60,000 OF CLASS A SHARES OF ANY FUND, THERE WOULD BE NO SALES CHARGE ON THAT PURCHASE BECAUSE YOU HAD ACCUMULATED MORE THAN $500,000 IN ALL FUNDS OF THE TRUST.

Letter of intent
YOU CAN IMMEDIATELY QUALIFY FOR A REDUCED OR ELIMINATED SALES CHARGE BY SIGNING A NON-BINDING LETTER OF INTENT STATING YOUR INTENTION TO BUY AN AMOUNT OF SHARES IN THE FUND(S) DURING THE NEXT THIRTEEN (13) MONTHS SUFFICIENT TO QUALIFY FOR THE REDUCTION. YOUR LETTER WILL NOT APPLY TO PURCHASES MADE MORE THAN 90 DAYS PRIOR TO THE LETTER. DURING THE TERM OF YOUR LETTER OF INTENT, THE TRANSFER AGENT WILL HOLD IN ESCROW SHARES REPRESENTING THE HIGHEST APPLICABLE SALES LOAD FOR THE FUND(S) IN WHICH YOU HAVE PURCHASED SHARES, EACH TIME YOU MAKE A PURCHASE. ANY SHARES YOU REDEEM DURING THAT PERIOD WILL COUNT AGAINST YOUR COMMITMENT. IF, BY THE END OF YOUR COMMITMENT TERM, YOU HAVE PURCHASED ALL THE SHARES YOU COMMITTED TO PURCHASE, THE ESCROWED SHARES WILL BE RELEASED TO YOU. IF YOU HAVE NOT PURCHASED THE FULL AMOUNT OF YOUR COMMITMENT, YOUR ESCROWED SHARES WILL BE REDEEMED IN AN AMOUNT EQUAL TO THE SALES CHARGE THAT WOULD APPLY IF YOU HAD PURCHASED THE ACTUAL AMOUNT IN YOUR ACCOUNT(S) ALL AT ONCE. ANY ESCROWED SHARES NOT NEEDED TO SATISFY THAT CHARGE WOULD BE RELEASED TO YOU.


CLASS B SHARES
UNLIKE CLASS A SHARES, CLASS B SHARES ARE SOLD AT NET ASSET VALUE, WITHOUT AN INITIAL SALES CHARGE. INSTEAD, A CONTINGENT DEFERRED SALES CHARGE ("CDSC") IS IMPOSED ON CERTAIN REDEMPTIONS OF CLASS B SHARES. THIS MEANS THAT ALL OF YOUR INITIAL INVESTMENT IS INVESTED IN THE FUND, AND YOU WILL ONLY INCUR A SALES CHARGE IF YOU REDEEM SHARES WITHIN FIVE YEARS. IN THAT CASE, A CDSC MAY BE IMPOSED ON YOUR REDEMPTION. IF A CDSC IS IMPOSED, IT WILL BE CALCULATED ON AN AMOUNT EQUAL TO THE LESSER OF THE CURRENT MARKET VALUE OR THE COST OF THE SHARES REDEEMED. WHAT THIS MEANS IS THAT NO SALES CHARGE IS IMPOSED ON INCREASES IN THE NET ASSET VALUE OF YOUR SHARES ABOVE THEIR ORIGINAL PURCHASE PRICE. ALSO, NO CHARGE IS ASSESSED ON SHARES DERIVED FROM REINVESTMENT OF DIVIDEND OR CAPITAL GAINS DISTRIBUTIONS.

THE AMOUNT OF THE CDSC, IF ANY, VARIES DEPENDING ON THE NUMBER OF YEARS YOU HAVE HELD YOUR SHARES. TO DETERMINE THAT TIME PERIOD, ALL PURCHASES MADE IN ANY MONTH ARE AGGREGATED TOGETHER AND DEEMED TO HAVE BEEN MADE ON THE LAST DAY OF THE MONTH. FOR CLASS B SHARES OF THE SMALL-CAP, LARGE/MID-CAP, AND FIXED-INCOME FUNDS, THE FOLLOWING CDSC CHARGES APPLY:

               Redemption Within      CDSC Percentage

               FIRST YEAR.................5.00%
               SECOND YEAR................4.00%
               THIRD YEAR.................3.00%
               FOURTH YEAR................2.00%
               FIFTH YEAR.................1.00%
               SIXTH YEAR AND THEREAFTER..NONE

WHEN YOU SEND A REDEMPTION REQUEST TO THE TRUST, UNLESS YOU SPECIFY OTHERWISE, SHARES NOT SUBJECT TO THE CDSC ARE REDEEMED FIRST, THEN SHARES THAT HAVE BEEN HELD THE LONGEST, AND SO ON. THAT WAY, YOU WILL BE SUBJECT TO THE SMALLEST CHARGE POSSIBLE.

CDSC waivers
THE CDSC IS WAIVED ON REDEMPTIONS OF CLASS B SHARES (I) FOLLOWING THE DEATH OR DISABILITY (AS DEFINED IN THE CODE) OF A SHAREHOLDER (II) IN CONNECTION WITH CERTAIN DISTRIBUTIONS FROM AN IRA OR OTHER RETIREMENT PLAN (III) ANNUAL WITHDRAWALS UP TO 10% OF THE VALUE OF THE ACCOUNT, (IV) PURSUANT TO THE RIGHT OF A FUND TO LIQUIDATE A SHAREHOLDER'S ACCOUNT.

Conversion feature
CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES ONCE THE ECONOMIC EQUIVALENT OF A 5.50% SALES CHARGE IS RECOVERED BY THE FUND FOR EACH INVESTMENT ACCOUNT. THE SALES CHARGE IS RECOVERABLE BY THE FUND THROUGH THE DISTRIBUTION FEES PAID UNDER EACH FUND'S PLAN OF DISTRIBUTION FOR ITS CLASS B SHARES. CLASS B SHARES CONVERTING TO CLASS A SHARES ARE NOT SUBJECT TO ADDITIONAL SALES CHARGES.


CLASS C SHARES
WHEN YOU PURCHASE CLASS C SHARES, ALL OF YOUR INITIAL INVESTMENT IS IMMEDIATELY INVESTED IN THE FUND OF YOUR CHOICE. TO COMPENSATE THE SELLING BROKER/DEALER FOR ITS SALES AND PROMOTIONAL EFFORTS, PLUS ITS CONTINUING SERVICES TO THE FUND AND YOUR ACCOUNT, THE FUND WILL PAY THE BROKER/DEALER A CONTINUING ANNUAL FEE OF UP TO 0.75% OF NET ASSETS ATTRIBUTABLE TO CLASS C SHARES; AND IF THE BROKER/DEALER PROVIDES ADDITIONAL SHAREHOLDER SERVICES IT MAY RECEIVE AN ADDITIONAL SERVICING FEE OF UP TO 0.25% OF FUND ASSETS ATTRIBUTABLE TO CLASS C SHARES. THESE FEES ARE CHARGED TO YOUR CLASS C SHARES PURSUANT TO EACH FUND'S PLAN OF DISTRIBUTION FOR CLASS C SHARES.


FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS
WHEN DECIDING WHICH CLASS OF SHARES TO PURCHASE, YOU SHOULD CONSIDER YOUR INVESTMENT GOALS, PRESENT AND FUTURE AMOUNTS YOU MAY INVEST IN THE FUND(S), AND THE LENGTH OF TIME YOU INTEND TO HOLD YOUR SHARES. YOU SHOULD CONSIDER, GIVEN THE LENGTH OF TIME YOU MAY HOLD YOUR SHARES, WHETHER THE ONGOING EXPENSES OF CLASS C OR CLASS B SHARES WILL BE GREATER THAN THE FRONT-END SALES CHARGE OF CLASS A SHARES, AND TO WHAT EXTENT SUCH DIFFERENCES MAY BE OFFSET BY THE HIGHER DIVIDENDS ON CLASS A SHARES. TO HELP YOU MAKE A DETERMINATION AS TO WHICH CLASS OF SHARES TO BUY, PLEASE REFER BACK TO THE EXAMPLES OF FUND EXPENSES OVER TIME IN THE RISK/RETURN SUMMARY.


PURCHASE BY MAIL
YOUR PURCHASE ORDER, IF IN PROPER FORM AND ACCOMPANIED BY PAYMENT, WILL BE PROCESSED UPON RECEIPT BY UNIFIED FUND SERVICES, INC., THE FUND'S TRANSFER AGENT. IF THE TRANSFER AGENT RECEIVES YOUR ORDER AND PAYMENT BY THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE (CURRENTLY 4:00 P.M. EAST COAST
TIME), YOUR SHARES WILL BE PURCHASED AT THE FUND'S PUBLIC OFFERING PRICE CALCULATED AT THE CLOSE OF REGULAR TRADING ON THAT DAY. OTHERWISE, YOUR SHARES WILL BE PURCHASED AT THE PUBLIC OFFERING PRICE DETERMINED AS OF THE CLOSE OF REGULAR TRADING ON THE NEXT BUSINESS DAY.

YOU CAN MAIL YOUR APPLICATION AND CHECK TO THE TRUST AT:

         UNIFIED FUND SERVICES, INC.
         431 NORTH PENNSYLVANIA STREET

         INDIANAPOLIS, INDIANA  46204

ALL APPLICATIONS TO PURCHASE SHARES OF THE FUND(S) ARE SUBJECT TO ACCEPTANCE OR REJECTION BY AUTHORIZED OFFICERS OF THE TRUST AND ARE NOT BINDING UNTIL ACCEPTED. APPLICATIONS WILL NOT BE ACCEPTED UNLESS THEY ARE ACCOMPANIED BY PAYMENT IN U.S. FUNDS. PAYMENT MUST BE MADE BY CHECK OR MONEY ORDER DRAWN ON A U.S. BANK, SAVINGS & LOAN OR CREDIT UNION. THE CUSTODIAN WILL CHARGE A $20.00 FEE AGAINST YOUR ACCOUNT, IN ADDITION TO ANY LOSS SUSTAINED BY THE FUND, FOR ANY PAYMENT CHECK RETURNED TO THE CUSTODIAN FOR INSUFFICIENT FUNDS. THE TRUST RESERVES THE RIGHT TO REFUSE TO ACCEPT APPLICATIONS UNDER CIRCUMSTANCES OR IN AMOUNTS CONSIDERED DISADVANTAGEOUS TO SHAREHOLDERS. IF YOU PLACE AN ORDER FOR FUND SHARES THROUGH A SECURITIES BROKER, AND YOU PLACE YOUR ORDER IN PROPER FORM BEFORE 4:00 P.M. EAST COAST TIME ON ANY BUSINESS DAY IN ACCORDANCE WITH THEIR PROCEDURES, YOUR PURCHASE WILL BE PROCESSED AT THE PUBLIC OFFERING PRICE CALCULATED AT 4:00 P.M. ON THAT DAY, IF THE SECURITIES BROKER THEN TRANSMITS YOUR ORDER TO THE TRANSFER AGENT BEFORE THE END OF ITS BUSINESS DAY (WHICH IS USUALLY 5:00 P.M. EAST COAST TIME). THE SECURITIES BROKER MUST SEND TO THE TRANSFER AGENT IMMEDIATELY AVAILABLE FUNDS IN THE AMOUNT OF THE PURCHASE PRICE WITHIN THREE BUSINESS DAYS FOR THE ORDER.

FINANCIAL SERVICE ORGANIZATIONS
IF YOU ARE A CLIENT OF A SECURITIES BROKER OR OTHER FINANCIAL ORGANIZATION, YOU SHOULD NOTE THAT SUCH ORGANIZATIONS MAY CHARGE A SEPARATE FEE FOR ADMINISTRATIVE SERVICES IN CONNECTION WITH INVESTMENTS IN FUND SHARES AND MAY IMPOSE ACCOUNT MINIMUMS AND OTHER REQUIREMENTS. THESE FEES AND REQUIREMENTS WOULD BE IN ADDITION TO THOSE IMPOSED BY THE FUND(S). IF YOU ARE INVESTING THROUGH A SECURITIES BROKER OR OTHER FINANCIAL ORGANIZATION, PLEASE REFER TO ITS PROGRAM MATERIALS FOR ANY ADDITIONAL SPECIAL PROVISIONS OR CONDITIONS THAT MAY BE DIFFERENT FROM THOSE DESCRIBED IN THIS PROSPECTUS (FOR EXAMPLE, SOME OR ALL OF THE SERVICES AND PRIVILEGES DESCRIBED MAY NOT BE AVAILABLE TO YOU). SECURITIES BROKERS AND OTHER FINANCIAL ORGANIZATIONS HAVE THE RESPONSIBILITY OF TRANSMITTING PURCHASE ORDERS AND FUNDS, AND OF CREDITING THEIR CUSTOMERS' ACCOUNTS FOLLOWING REDEMPTIONS, IN A TIMELY MANNER IN ACCORDANCE WITH THEIR CUSTOMER AGREEMENTS AND THIS PROSPECTUS.


AUTOMATIC INVESTMENT PLAN
YOU MAY PURCHASE SHARES OF ANY FUND THROUGH AN AUTOMATIC INVESTMENT PLAN. THE PLAN PROVIDES A CONVENIENT WAY FOR YOU TO HAVE MONEY DEDUCTED DIRECTLY FROM YOUR CHECKING, SAVINGS, OR OTHER ACCOUNTS FOR INVESTMENT IN SHARES OF THE FUND(S). THE MINIMUM INVESTMENT UNDER THIS PLAN IS $100 PER MONTH. YOU CAN TAKE ADVANTAGE OF THE PLAN BY FILLING OUT THE AUTOMATIC INVESTMENT SECTION OF THE APPLICATION. YOU MAY ONLY SELECT AN ACCOUNT MAINTAINED AT A DOMESTIC FINANCIAL INSTITUTION WHICH IS AN ACH MEMBER FOR AUTOMATIC WITHDRAWALS UNDER THE PLAN.
THE TRUST MAY ALTER, MODIFY, AMEND OR TERMINATE THE PLAN AT ANY TIME, BUT WILL NOTIFY YOU IF IT DOES SO. FOR MORE INFORMATION, CALL THE TRANSFER AGENT AT 1-800-662-0201.


RETIREMENT PLANS
RETIREMENT PLANS MAY PROVIDE YOU WITH A METHOD OF INVESTING FOR YOUR RETIREMENT BY ALLOWING YOU TO EXCLUDE FROM YOUR TAXABLE INCOME, SUBJECT TO CERTAIN LIMITATIONS, THE INITIAL AND SUBSEQUENT INVESTMENTS IN YOUR PLAN AND ALSO ALLOWING SUCH INVESTMENTS TO GROW WITHOUT THE BURDEN OF CURRENT INCOME TAX UNTIL MONIES ARE WITHDRAWN FROM THE PLAN. CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL THE FUND AT 1-800-846-7526 TO RECEIVE INFORMATION CONCERNING YOUR OPTIONS.


OTHER PURCHASE INFORMATION
YOU MAY EXCHANGE ANY CLASS OF SHARES IN ANY FUND FOR THE SAME CLASS OF SHARES IN ANY OTHER FUND WITHOUT INCURRING ANY ADDITIONAL SALES CHARGES. HOWEVER, IF YOU EXCHANGE SHARES IN ONE FUND FOR A DIFFERENT CLASS OF SHARES IN ANOTHER FUND, YOU WILL BE SUBJECT TO ANY APPLICABLE SALES CHARGES IN YOUR NEWLY ACQUIRED FUND. ALSO, AN EXCHANGE OF SHARES IS A TAXABLE EVENT. THAT MEANS THAT WHEN YOU EXCHANGE SHARES, YOU MAY REALIZE A CAPITAL GAIN ON THE SHARES YOUR ARE EXCHANGING, WHICH MAY BE TAXABLE TO YOU. YOU SHOULD CAREFULLY CONSIDER THE TAX CONSEQUENCES OF EXCHANGING SHARES OF THE FUNDS.

FEDERAL REGULATIONS REQUIRE THAT YOU PROVIDE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER WHENEVER YOU OPEN OR REOPEN AN ACCOUNT. CONGRESS HAS MANDATED THAT IF ANY SHAREHOLDER FAILS TO PROVIDE AND CERTIFY TO THE ACCURACY OF THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER, THE COMPANY WILL BE REQUIRED TO WITHHOLD A PERCENTAGE, CURRENTLY 31%, OF ALL DIVIDENDS, DISTRIBUTIONS AND PAYMENTS, INCLUDING

REDEMPTION PROCEEDS, TO SUCH SHAREHOLDER AS A BACK-UP WITHHOLDING PROCEDURE.

FOR ECONOMY AND CONVENIENCE, SHARE CERTIFICATES WILL NOT BE ISSUED.

THE PUBLIC OFFERING PRICE FOR THE FUNDS IS BASED UPON EACH FUND'S NET ASSET VALUE PER SHARE. NET ASSET VALUE PER SHARE, PER CLASS, IS CALCULATED BY ADDING THE VALUE OF FUND INVESTMENTS, CASH AND OTHER ASSETS, SUBTRACTING FUND LIABILITIES FOR EACH SHARE CLASS, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING FOR EACH CLASS. THE ASSETS OF EACH FUND ARE VALUED AT MARKET VALUE OR, IF MARKET QUOTES CANNOT BE READILY OBTAINED, FAIR VALUE IS USED AS DETERMINED BY THE BOARD OF TRUSTEES. THE NET ASSET VALUE OF THE FUND'S SHARES IS COMPUTED ON ALL DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS AT THE CLOSE OF REGULAR TRADING HOURS ON THE EXCHANGE, CURRENTLY 4:00 P.M. EAST COAST TIME. CLASS A SHARES ARE SOLD AT NET ASSET VALUE PLUS THE APPLICABLE SALES CHARGE. NO-LOAD SHARES (MONEY MARKET FUND ONLY), CLASS B AND CLASS C SHARES ARE SOLD AT NET ASSET VALUE.

HOW TO SELL (REDEEM) YOUR SHARES
YOU MAY SELL (REDEEM) YOUR SHARES AT ANY TIME. YOU MAY REQUEST THE SALE OF YOUR SHARES EITHER BY MAIL, BY TELEPHONE OR BY WIRE.


BY MAIL
SALE REQUESTS SHOULD BE MAILED VIA U.S. MAIL OR OVERNIGHT COURIER SERVICE TO:

    Unified Fund Services, Inc.
    431 NORTH PENNSYLVANIA STREET
    INDIANAPOLIS, INDIANA  46204

THE SELLING PRICE FOR NO-LOAD, CLASS A AND CLASS C SHARES BEING REDEEMED WILL BE THE FUND'S PER SHARE NET ASSET VALUE NEXT CALCULATED AFTER RECEIPT OF ALL REQUIRED DOCUMENTS IN GOOD ORDER. THE SELLING PRICE FOR CLASS B SHARES BEING REDEEMED WILL BE THE FUND'S PER SHARE NET ASSET VALUE NEXT CALCULATED AFTER RECEIPT OF ALL REQUIRED DOCUMENTS IN GOOD ORDER, LESS ANY APPLICABLE CDSC. PAYMENT OF REDEMPTION PROCEEDS WILL BE MADE NO LATER THAN THE THIRD BUSINESS DAY AFTER THE VALUATION DATE UNLESS OTHERWISE EXPRESSLY AGREED BY THE PARTIES AT THE TIME OF THE TRANSACTION.

GOOD ORDER MEANS THAT THE REQUEST MUST INCLUDE:
  1. YOUR ACCOUNT NUMBER.
  2. THE NUMBER OF SHARES TO BE SOLD (REDEEMED) OR THE DOLLAR VALUE OF THE AMOUNT TO BE REDEEMED.
  3. THE SIGNATURES OF ALL ACCOUNT OWNERS EXACTLY AS THEY ARE REGISTERED ON THE ACCOUNT.
  4. ANY REQUIRED SIGNATURE GUARANTEES.
  5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.


SIGNATURE GUARANTEES
A SIGNATURE GUARANTEE OF EACH OWNER IS REQUIRED TO REDEEM SHARES IN THE
  FOLLOWING SITUATIONS, FOR ALL SIZE TRANSACTIONS:

  (I)   IF YOU CHANGE THE OWNERSHIP ON YOUR ACCOUNT;
  (II) WHEN YOU WANT THE REDEMPTION PROCEEDS SENT TO A DIFFERENT ADDRESS THAN IS REGISTERED ON THE ACCOUNT;
  (III) IF THE PROCEEDS ARE TO BE MADE PAYABLE TO SOMEONE OTHER THAN THE ACCOUNT'S OWNER(S);
  (IV)  ANY REDEMPTION TRANSMITTED BY FEDERAL WIRE TRANSFER TO YOUR BANK; AND
  (V) IF A CHANGE OF ADDRESS REQUEST HAS BEEN RECEIVED BY THE TRUST OR UNIFIED FUND SERVICES, INC. WITHIN 15 DAYS PREVIOUS TO THE REQUEST FOR REDEMPTION.

IN ADDITION, SIGNATURE GUARANTEES ARE REQUIRED FOR ALL REDEMPTIONS OF $25,000 OR MORE FROM ANY FUND SHAREHOLDER ACCOUNT. A REDEMPTION WILL NOT BE PROCESSED UNTIL THE SIGNATURE GUARANTEE, IF REQUIRED, IS RECEIVED IN GOOD ORDER.

SIGNATURE GUARANTEES ARE DESIGNED TO PROTECT BOTH YOU AND THE TRUST FROM FRAUD. TO OBTAIN A SIGNATURE GUARANTEE, YOU SHOULD VISIT A BANK, TRUST COMPANY, MEMBER OF A NATIONAL

SECURITIES EXCHANGE OR OTHER BROKER/DEALER, OR OTHER ELIGIBLE GUARANTOR INSTITUTION. (NOTARIES PUBLIC CANNOT PROVIDE SIGNATURE GUARANTEES.) GUARANTEES MUST BE SIGNED BY AN AUTHORIZED PERSON AT ONE OF THESE INSTITUTIONS, AND BE ACCOMPANIED BY THE WORDS "SIGNATURE GUARANTEE."


BY TELEPHONE
YOU MAY REDEEM YOUR SHARES IN THE FUND BY CALLING THE TRANSFER AGENT AT 1-800-662-0201 IF YOU ELECTED TO USE TELEPHONE REDEMPTION ON YOUR ACCOUNT APPLICATION WHEN YOU INITIALLY PURCHASED SHARES. REDEMPTION PROCEEDS MUST BE TRANSMITTED DIRECTLY TO YOU OR TO YOUR PRE-DESIGNATED ACCOUNT AT A DOMESTIC BANK.

SHARES PURCHASED BY CHECK FOR WHICH A REDEMPTION REQUEST HAS BEEN RECEIVED WILL NOT BE REDEEMED UNTIL THE CHECK OR PAYMENT RECEIVED FOR INVESTMENT HAS CLEARED.


BY AUTOMATED CLEARING HOUSE ("ACH")
YOU MAY REQUEST THE REDEMPTION PROCEEDS BE TRANSFERRED TO YOUR DESIGNATED BANK IF IT IS A MEMBER BANK OR A CORRESPONDENT OF A MEMBER BANK OF THE ACH SYSTEM. THERE IS NO FEE CHARGED BY THE TRUST. ACH REDEMPTION REQUESTS MUST BE RECEIVED BY THE TRANSFER AGENT BEFORE 4:00 P.M. NEW YORK TIME TO RECEIVE THAT DAY'S CLOSING NET ASSETS VALUE. ACH REDEMPTIONS WILL BE SENT ON THE DAY FOLLOWING YOUR REDEMPTION REQUEST. ACH REDEMPTION FUNDS ARE NORMALLY AVAILABLE TWO DAYS AFTER THE REDEMPTION HAS BEEN PROCESSED.

REDEMPTION AT THE OPTION OF THE TRUST
IF THE VALUE OF THE SHARES IN YOUR ACCOUNT FALLS TO LESS THAN $1000, THE TRUST MAY NOTIFY YOU THAT, UNLESS YOUR ACCOUNT IS INCREASED TO $1000 IN VALUE, IT WILL REDEEM ALL YOUR SHARES AND CLOSE THE ACCOUNT BY PAYING YOU THE REDEMPTION PROCEEDS AND ANY DIVIDENDS AND DISTRIBUTIONS DECLARED AND UNPAID AT THE DATE OF REDEMPTION. YOU WILL HAVE SIXTY DAYS AFTER NOTICE TO BRING THE ACCOUNT UP TO $1000 BEFORE ANY ACTION IS TAKEN. THIS MINIMUM BALANCE REQUIREMENT DOES NOT APPLY TO IRAS AND OTHER TAX-SHELTERED INVESTMENT ACCOUNTS. THIS RIGHT OF REDEMPTION SHALL NOT APPLY IF THE VALUE OF YOUR ACCOUNT DROPS BELOW $1000 AS THE RESULT OF MARKET ACTION. THE TRUST RESERVES THIS RIGHT BECAUSE OF THE EXPENSE TO THE FUND OF MAINTAINING VERY SMALL ACCOUNTS.


DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS PAID BY THE FUND ARE DERIVED FROM ITS NET INVESTMENT INCOME. NET INVESTMENT INCOME WILL BE DISTRIBUTED AT LEAST ANNUALLY. THE FUND'S NET INVESTMENT INCOME IS MADE UP OF DIVIDENDS RECEIVED FROM THE STOCKS IT HOLDS, AS WELL AS INTEREST ACCRUED AND PAID ON ANY OTHER OBLIGATIONS THAT MIGHT BE HELD IN ITS PORTFOLIO.

THE FUND REALIZES CAPITAL GAINS WHEN IT SELLS A SECURITY FOR MORE THAN IT PAID FOR IT. THE FUND MAY MAKE DISTRIBUTIONS OF ITS NET REALIZED CAPITAL GAINS (AFTER ANY REDUCTIONS FOR CAPITAL LOSS CARRY FORWARDS), GENERALLY, ONCE A YEAR.

UNLESS YOU ELECT TO HAVE YOUR DISTRIBUTIONS PAID IN CASH, YOUR DISTRIBUTIONS WILL BE REINVESTED IN ADDITIONAL SHARES OF THE FUND. YOU MAY CHANGE THE MANNER IN WHICH YOUR

DIVIDENDS ARE PAID AT ANY TIME BY WRITING TO THE TRANSFER AGENT.



TIMOTHY PLAN
THE TIMOTHY PLAN ("TRUST") WAS ORGANIZED AS A DELAWARE BUSINESS TRUST, AND IS A MUTUAL FUND COMPANY OF THE TYPE KNOWN AS AN OPEN-END, DIVERSIFIED MANAGEMENT INVESTMENT COMPANY. IT IS AUTHORIZED TO CREATE AN UNLIMITED NUMBER OF SERIES OF SHARES (EACH A "FUND") AND AN UNLIMITED NUMBER OF SHARE CLASSES WITHIN EACH SERIES. A MUTUAL FUND PERMITS AN INVESTOR TO POOL HIS OR HER ASSETS WITH THOSE OF OTHERS IN ORDER TO ACHIEVE ECONOMIES OF SCALE, TAKE ADVANTAGE OF PROFESSIONAL MONEY MANAGERS AND ENJOY OTHER ADVANTAGES TRADITIONALLY RESERVED FOR LARGE INVESTORS. THE TRUST CURRENTLY OFFERS FOUR SERIES BY THIS PROSPECTUS; THE TIMOTHY PLAN SMALL-CAP VALUE FUND, THE TIMOTHY PLAN LARGE/MID-CAP VALUE FUND, THE TIMOTHY PLAN FIXED-INCOME FUND, AND THE TIMOTHY PLAN MONEY MARKET FUND. THE FUNDS' SHARES ARE FULLY PAID AND NON-ASSESSABLE. THEY ARE ENTITLED TO SUCH DIVIDENDS AND DISTRIBUTIONS AS MAY BE PAID WITH RESPECT TO THE SHARES AND SHALL BE ENTITLED TO SUCH SUMS ON LIQUIDATION OF THE FUNDS AS SHALL BE DETERMINED. OTHER THAN THESE RIGHTS, THEY HAVE NO PREFERENCE AS TO CONVERSION, EXCHANGE, DIVIDENDS, RETIREMENT OR OTHER FEATURES AND HAVE NO PREEMPTION RIGHTS. THERE ARE FOUR CLASSES OF SHARES OFFERED BY THE TRUST.

SHAREHOLDER MEETINGS WILL NOT BE HELD UNLESS REQUIRED BY FEDERAL OR STATE LAW OR IN CONNECTION WITH AN UNDERTAKING GIVEN BY THE FUND (SEE STATEMENT OF ADDITIONAL INFORMATION).



MANAGEMENT OF THE FUND
THE BUSINESS AFFAIRS OF THE TRUST ARE MANAGED UNDER THE GENERAL SUPERVISION OF A BOARD OF TRUSTEES.


INVESTMENT ADVISER
TIMOTHY PARTNERS LTD., (" TPL") IS A FLORIDA LIMITED PARTNERSHIP ORGANIZED ON DECEMBER 6, 1993. TPL SUPERVISES THE INVESTMENT OF THE ASSETS OF EACH FUND IN ACCORDANCE WITH THE OBJECTIVES, POLICIES AND RESTRICTIONS OF THE TRUST. TPL APPROVES THE PORTFOLIO OF SECURITIES SELECTED BY THE INVESTMENT MANAGERS. TO DETERMINE WHICH SECURITIES ARE EXCLUDED SECURITIES, TPL CONDUCTS ITS OWN RESEARCH AND CONSULTS A NUMBER OF CHRISTIAN MINISTRIES ON THESE ISSUES. TPL RETAINS THE RIGHT TO CHANGE THE SOURCES FROM WHOM IT ACQUIRES ITS INFORMATION, AT ITS DISCRETION.

FOR ITS SERVICES, TPL IS PAID AN ANNUAL FEE EQUAL TO 0.85% ON THE SMALL-CAP VALUE FUND, 0.85% ON THE LARGE/MID-CAP VALUE FUND, 0.60% ON THE FIXED-INCOME FUND, AND 0.60% ON THE MONEY MARKET FUND. A PORTION OF THE ADVISORY FEES ARE PAID BY TPL TO: (1) THE INVESTMENT MANAGERS FOR ASSISTING IN THE SELECTION OF PORTFOLIO SECURITIES FOR EACH FUND, AND (2) COVENANT FINANCIAL MANAGEMENT ("CFM") AS REIMBURSEMENT FOR EXPENSES RELATED TO THE DAILY OPERATIONS OF THE TRUST PERFORMED BY CFM. THESE FEES ALSO COVER THE EXPENSES OF POSTAGE, MATERIALS, FULFILLMENT OF SHAREHOLDER REQUESTS, AND A VARIETY OF OTHER

ADMINISTRATIVE AND MARKETING EXPENSES. TPL HAS OFFICES AT 1304 WEST FAIRBANKS AVENUE, WINTER PARK, FLORIDA, 32789. AS OF DECEMBER 31, 1998, ADVISORY FEES PAYABLE TO TPL FOR ITS SERVICES TO THE SMALL-CAP VALUE FUND WERE $215,187, AND TPL REIMBURSED A TOTAL OF $124,004 TO THE TRUST.

ARTHUR D. ALLY, PRESIDENT, CHAIRMAN AND TRUSTEE OF THE TRUST, IS PRESIDENT AND 70% SHAREHOLDER OF COVENANT FUNDS, INC. ("CFI"). CFI IS THE MANAGING GENERAL PARTNER OF TPL. TPL HAS BEEN THE ADVISER TO THE FUNDS SINCE THEIR INCEPTIONS. MR. ALLY HAS OVER TWENTY-ONE YEARS EXPERIENCE IN THE INVESTMENT INDUSTRY. PRIOR TO FOUNDING TPL, MR. ALLY WORKED FOR PRUDENTIAL BACHE, SHEARSON LEHMAN BROTHERS AND INVESTMENT MANAGEMENT & RESEARCH. SOME OR ALL OF THESE FIRMS MAY BE UTILIZED BY AN INVESTMENT MANAGER TO EXECUTE PORTFOLIO TRADES FOR A FUND. NEITHER MR. ALLY NOR ANY AFFILIATED PERSON OF THE TRUST WILL RECEIVE ANY BENEFIT FROM SUCH TRANSACTIONS.

TPL AND CFM HAVE ENTERED INTO AN AGREEMENT WHEREBY TPL PAYS CFM FOR CERTAIN OVERHEAD EXPENSES RELATED TO THE DAILY OPERATIONS OF THE TRUST THAT CFM CARRIES OUT. THESE EXPENSES INCLUDE: SALARY OF ADMINISTRATIVE PERSONNEL, SHAREHOLDER FULFILLMENT, PHONE LINES AND OFFICE SPACE, AND POSTAGE AND SUPPLIES. THE ANNUAL FEE IS AN AMOUNT TO COVER CFM'S COSTS IN PROVIDING SUCH SERVICES TO TPL, PAYABLE BY TPL ON A MONTHLY BASIS. BOTH PARTIES HAVE AGREED THAT NO PROFITS WILL ACCRUE TO CFM AS A RESULT OF THIS AGREEMENT.


INVESTMENT MANAGERS

Small-Cap Value Fund
AWAD ASSET MANAGEMENT, INC. ("AWAD"), A WHOLLY-OWNED SUBSIDIARY OF RAYMOND JAMES FINANCIAL, IS THE INVESTMENT MANAGER FOR THE SMALL-CAP VALUE FUND. AWAD HAS OFFICES AT 477 MADISON AVENUE, NEW YORK, NEW YORK 10022, AND IT IS A JOINT ENTERPRISE BETWEEN JAMES D. AWAD, A THIRTY YEAR VETERAN OF THE INVESTMENT MANAGEMENT BUSINESS, AND RAYMOND JAMES FINANCIAL, A DIVERSIFIED FINANCIAL SERVICES FIRM TRADED ON THE NEW YORK STOCK EXCHANGE. AWAD SELECTS THE INVESTMENTS FOR THE SMALL-CAP VALUE FUND'S PORTFOLIO, SUBJECT TO THE INVESTMENT RESTRICTIONS OF THE TRUST AND UNDER THE SUPERVISION OF TPL.

JAMES D. AWAD, DAN VERU AND CAROL EGAN MAKE UP THE TEAM RESPONSIBLE FOR MANAGING THE DAY-TO-DAY INVESTMENTS FOR THE FUND. JAMES AWAD IS THE SENIOR INVESTMENT OFFICER OF THE INVESTMENT MANAGER. PRIOR TO FORMING AWAD ASSET MANAGEMENT, INC., MR. AWAD WAS FOUNDER AND PRESIDENT OF BMI CAPITAL. HE ALSO MANAGED ASSETS AT NEUBERGER & BERMAN, CHANNING MANAGEMENT AND FIRST INVESTMENT CORP.
MR. AWAD HAS BEEN INVOLVED EITHER FULL OR PART-TIME IN THE INVESTMENT BUSINESS SINCE 1965.

FOR ITS SERVICES AS INVESTMENT MANAGER TO THE SMALL-CAP VALUE FUND, AWAD IS PAID AN ANNUAL FEE BY TPL EQUAL TO 0.42% OF THE FUND'S AVERAGE DAILY ASSETS UP TO $10 MILLION, 0.40% FOR THE NEXT $5 MILLION IN AVERAGE DAILY NET ASSETS, 0.35% FOR THE NEXT $10 MILLION IN AVERAGE DAILY NET ASSETS, AND 0.25% OF AVERAGE DAILY NET ASSETS OVER $25 MILLION. AS OF DECEMBER 31, 1998, TPL PAID AWAD A TOTAL OF $98,405 FOR ITS SERVICES TO THE SMALL-CAP VALUE FUND.

AWAD & ASSOCIATES HAS SERVED AS INVESTMENT MANAGER TO THE FUND SINCE JANUARY 1, 1997. IT ALSO SERVES AS INVESTMENT CO-ADVISER TO TWO OTHER INVESTMENT
COMPANIES: HERITAGE SMALL-

CAP STOCK FUND AND CALVERT NEW VISION SMALL-CAP FUND. AS OF DECEMBER 31, 1998, AWAD & ASSOCIATES MANAGED IN EXCESS OF $900 MILLION IN ASSETS.

Large/Mid-Cap Value Fund
FOX ASSET MANAGEMENT, INC. ("FOX"), 44 SYCAMORE AVENUE, LITTLE SILVER, NJ 07739, IS RESPONSIBLE FOR THE INVESTMENT AND REINVESTMENT OF THE LARGE/MID-CAP VALUE FUND'S ASSETS. MR. J. PETER SKIRKANICH, PRESIDENT AND MAJORITY SHAREHOLDER OF FOX, IS RESPONSIBLE FOR THE DAY-TO-DAY RECOMMENDATIONS REGARDING THE INVESTMENT OF THE FUND'S PORTFOLIO. FOX WAS FOUNDED IN 1987, AND OFFERS INVESTMENT ADVICE AND SERVICES TO INDIVIDUALS, INSTITUTIONS, TRUSTS, CHARITIES AND REGULATED INVESTMENT COMPANIES. AS OF DECEMBER 31, 1998, FOX MANAGED APPROXIMATELY $2.2 BILLION IN ASSETS.

MR. SKIRKANICH IS THE FOUNDER OF FOX, SERVES AS CHAIRMAN OF THE FIRM'S INVESTMENT COMMITTEE, AND IS THE FIRM'S CONTROLLING SHAREHOLDER, WITH AN APPROXIMATE HOLDING OF 73% OF THE FIRM'S OUTSTANDING STOCK. MR. SKIRKANICH WAS FORMERLY MANAGING DIRECTOR OF DREMAN VALUE MANAGEMENT, INC., AN INVESTMENT COUNSELING FIRM. PRIOR TO THAT, HE WAS A VICE PRESIDENT OF INVESTMENTS AT KIDDER, PEABODY & COMPANY AND SHEARSON/AMERICAN EXPRESS, WHERE HE MANAGED INDIVIDUAL AND CORPORATE ACCOUNTS FOR TWELVE YEARS. HE BEGAN HIS INVESTMENT CAREER AS AN ANALYST WITH PRUDENTIAL BACHE SECURITIES.

PRIOR TO EMBARKING ON HIS INVESTMENT CAREER, MR. SKIRKANICH SERVED THREE YEARS WITH THE U.S. STATE DEPARTMENT AND TWO YEARS WITH ERNST & WHINNEY IN BOTH THE TAX AND AUDIT AREAS. MR. SKIRKANICH IS A GRADUATE OF THE WHARTON SCHOOL, UNIVERSITY OF PENNSYLVANIA. CURRENTLY HE SERVES AS A TRUSTEE ON THE BOARD OF OVERSEERS FOR THE SCHOOL OF ENGINEERING AND APPLIED SCIENCES AT THE UNIVERSITY. BY GUBERNATORIAL APPOINTMENT, HE ALSO SERVES AS A MEMBER OF THE STATE INVESTMENT COUNCIL FOR THE STATE OF NEW JERSEY.

FOR ITS SERVICES AS INVESTMENT MANAGER TO THE LARGE/MID-CAP VALUE FUND, FOX IS PAID AN ANNUAL FEE BY TPL EQUAL TO 0.42% OF THE FUND'S AVERAGE DAILY ASSETS UP TO $10 MILLION, 0.40% FOR THE NEXT $5 MILLION IN AVERAGE DAILY NET ASSETS, 0.35% FOR THE NEXT $10 MILLION IN AVERAGE DAILY NET ASSETS, AND 0.25% OF AVERAGE DAILY NET ASSETS OVER $25 MILLION. AS OF DECEMBER 31, 1998, THE LARGE/MID-CAP VALUE FUND HAD NOT COMMENCED OFFERING ITS SHARES, SO NO FEES WERE PAYABLE TO FOX AS OF THAT DATE.

Fixed-Income Fund and Money Market Fund
CARR & ASSOCIATES, INC.("CARR"), 150 BROADWAY, SUITE 509, NEW YORK, NEW YORK, SERVES AS INVESTMENT MANAGER TO THE FIXED-INCOME AND MONEY MARKET FUNDS. CARR WAS FOUNDED BY MICHAEL F. CARR IN 1989 AND HAS PROVIDED INVESTMENT ADVISORY SERVICES TO INSTITUTIONAL AND INDIVIDUAL INVESTORS SINCE THAT TIME. EACH OF THE FIRM'S CO-PRINCIPALS IS A CHARTERED FINANCIAL ANALYST WITH OVER 38 YEARS OF INVESTMENT INDUSTRY EXPERIENCE.

MICHAEL F. CARR, PRESIDENT AND CHIEF INVESTMENT OFFICER FOR THE FIRM, IS RESPONSIBLE FOR THE DAY-TO-DAY RECOMMENDATIONS REGARDING THE INVESTMENT OF THE FUNDS' PORTFOLIOS. MR. CARR HAS SPENT HIS ENTIRE 40 YEAR CAREER IN THE INVESTMENT INDUSTRY. IMMEDIATELY PRIOR TO FOUNDING THE FIRM, MR. CARR WAS A SENIOR VICE PRESIDENT OF SHEARSON LEHMAN HUTTON. MR. CARR IS A CHARTERED FINANCIAL ANALYST AND A MEMBER OF THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH AND THE NEW YORK SOCIETY OF SECURITY ANALYSTS. A GRADUATE OF THE UNIVERSITY OF NOTRE DAME, MR. CARR RECEIVED HIS MASTERS OF BUSINESS ADMINISTRATION DEGREE FROM NEW YORK UNIVERSITY.

FOR ITS SERVICES AS INVESTMENT MANAGER TO THE FIXED-INCOME FUND, CARR IS PAID AN ANNUAL FEE BY TPL EQUAL TO 0.20% OF THE FUND'S AVERAGE DAILY ASSETS. FOR ITS SERVICES TO THE MONEY MARKET FUND, CARR IS PAID AN ANNUAL FEE BY TPL EQUAL TO 0.08% OF THE FUND'S AVERAGE DAILY NET ASSETS. AS OF DECEMBER 31, 1998, THE FIXED-INCOME AND MONEY MARKET FUNDS HAD NOT COMMENCED OFFERING THEIR SHARES, SO NO FEES WERE PAYABLE TO FOX AS OF THAT DATE.



DISTRIBUTION SERVICES
TIMOTHY PARTNERS LTD. ("TPL") ACTS AS PRINCIPAL UNDERWRITER FOR THE TRUST. THE PURPOSE OF ACTING AS AN UNDERWRITER IS TO FACILITATE THE REGISTRATION OF THE FUNDS' SHARES UNDER STATE SECURITIES LAWS AND TO ASSIST IN THE SALE OF SHARES. TPL ALSO ACTS AS INVESTMENT ADVISER TO THE TRUST. TPL IS NOT COMPENSATED FOR PROVIDING UNDERWRITING SERVICES TO THE TRUST.



FUND SERVICE PROVIDERS

CUSTODIAN
FIRSTAR BANK, N.A., 425 WALNUT STREET, M.L. 6118, CINCINNATI, OHIO 45202-1118,
HOLDS THE INVESTMENTS AND OTHER ASSETS OF THE FUNDS.   THE CUSTODIAN IS
RESPONSIBLE FOR RECEIVING AND PAYING FOR SECURITIES PURCHASED, DELIVERING AGAINST PAYMENT FOR SECURITIES SOLD, RECEIVING AND COLLECTING INCOME FROM INVESTMENTS, MAKING ALL PAYMENTS COVERING EXPENSES OF THE FUNDS, AND PERFORMING OTHER ADMINISTRATIVE DUTIES, ALL AS DIRECTED BY PERSONS AUTHORIZED BY THE TRUST. THE CUSTODIAN DOES NOT EXERCISE ANY SUPERVISORY FUNCTION IN SUCH MATTERS AS THE PURCHASE AND SALE OF PORTFOLIO SECURITIES, PAYMENT OF DIVIDENDS, OR PAYMENT OF EXPENSES OF ANY FUND. PORTFOLIO SECURITIES OF THE FUNDS ARE MAINTAINED IN THE CUSTODY OF THE CUSTODIAN, AND MAY BE ENTERED IN THE FEDERAL RESERVE BOOK ENTRY SYSTEM, OR THE SECURITY DEPOSITORY SYSTEM OF THE DEPOSITORY TRUST COMPANY.


TRANSFER, DIVIDEND DISBURSING AND ACCOUNTING SERVICES AGENT
UNIFIED FUND SERVICES, INC. PROVIDES TRANSFER AGENCY AND DIVIDEND DISBURSING SERVICES FOR THE FUND. THIS MEANS THAT ITS JOB IS TO MAINTAIN, ACCURATELY, THE ACCOUNT RECORDS OF ALL SHAREHOLDERS IN THE FUND AS WELL AS TO ADMINISTER THE DISTRIBUTION OF INCOME EARNED AS A RESULT OF INVESTING IN THE FUND. UNIFIED FUND SERVICES, INC. ALSO PROVIDES ACCOUNTING SERVICES TO THE FUND INCLUDING PORTFOLIO ACCOUNTING SERVICES, EXPENSE ACCRUAL AND PAYMENT SERVICES, VALUATION AND FINANCIAL REPORTING SERVICES, TAX ACCOUNTING SERVICES AND COMPLIANCE CONTROL SERVICES.

FEDERAL TAXES
AS WITH ANY INVESTMENT, YOU SHOULD CONSIDER THE TAX IMPLICATIONS OF AN INVESTMENT IN THE TRUST. THE FOLLOWING IS ONLY A SHORT SUMMARY OF THE IMPORTANT TAX CONSIDERATIONS GENERALLY AFFECTING THE FUNDS AND THEIR SHAREHOLDERS. YOU SHOULD CONSULT YOUR TAX ADVISER WITH SPECIFIC REFERENCE TO YOUR OWN TAX SITUATION.

THE TRUST INTENDS TO QUALIFY AND MAINTAIN ITS QUALIFICATION AS A "REGULATED INVESTMENT COMPANY" UNDER THE INTERNAL REVENUE CODE (HEREAFTER THE "CODE"), MEANING THAT TO THE EXTENT A FUND'S EARNINGS ARE PASSED ON TO SHAREHOLDERS AS REQUIRED BY THE CODE, THE TRUST ITSELF IS NOT REQUIRED TO PAY FEDERAL INCOME TAXES ON THE EARNINGS. ACCORDINGLY, EACH FUND WILL PAY DIVIDENDS AND MAKE SUCH DISTRIBUTIONS AS ARE NECESSARY TO MAINTAIN ITS QUALIFICATION AS A REGULATED INVESTMENT COMPANY UNDER THE CODE.

BEFORE YOU PURCHASE SHARES OF ANY FUND, YOU SHOULD CONSIDER THE EFFECT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS THAT ARE EXPECTED TO BE DECLARED OR THAT HAVE BEEN DECLARED BUT NOT YET PAID. WHEN THE FUND MAKES THESE PAYMENTS, ITS SHARE PRICE WILL BE REDUCED BY THE AMOUNT OF THE PAYMENT, SO THAT YOU WILL IN EFFECT HAVE PAID FULL PRICE FOR THE SHARES AND THEN RECEIVED A PORTION OF YOUR PRICE BACK AS A TAXABLE DIVIDEND DISTRIBUTION.

THE TRUST WILL NOTIFY YOU ANNUALLY AS TO THE TAX STATUS OF DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS PAID BY THE FUNDS. SUCH DIVIDENDS AND CAPITAL GAINS MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXES.

YOU MAY REALIZE A TAXABLE GAIN OR LOSS WHEN REDEEMING SHARES OF A FUND DEPENDING ON THE DIFFERENCE IN THE PRICES AT WHICH YOU PURCHASED AND SOLD THE SHARES.

BECAUSE YOUR STATE AND LOCAL TAXES MAY BE DIFFERENT THAN THE FEDERAL TAXES DESCRIBED ABOVE, YOU SHOULD SEE YOUR TAX ADVISER REGARDING THESE TAXES.



GENERAL INFORMATION
TOTAL RETURN FOR THE FUNDS MAY BE CALCULATED ON AN AVERAGE ANNUAL TOTAL RETURN BASIS OR AN AGGREGATE TOTAL RETURN BASIS. AVERAGE ANNUAL TOTAL RETURN REFLECTS THE AVERAGE ANNUAL PERCENTAGE CHANGE IN VALUE OF AN INVESTMENT OVER THE MEASURING PERIOD. AGGREGATE TOTAL RETURN REFLECTS THE TOTAL PERCENTAGE CHANGE IN VALUE OF AN INVESTMENT OVER THE MEASURING PERIOD. BOTH MEASURES ASSUME THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.
TOTAL RETURN OF EACH FUND MAY BE COMPARED TO THOSE OF MUTUAL FUNDS WITH SIMILAR INVESTMENT OBJECTIVES AND TO BOND, STOCK OR OTHER RELEVANT INDICES OR TO RANKINGS PREPARED BY INDEPENDENT SERVICES OR OTHER FINANCIAL OR INDUSTRY PUBLICATIONS THAT MONITOR MUTUAL FUND PERFORMANCE.



DISTRIBUTION FEES
THE TRUST HAS ADOPTED DISTRIBUTION PLANS (THE "DISTRIBUTION PLANS"), PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, BY CLASS OF
SHARES, FOR EACH FUND.   THE DISTRIBUTION PLANS PROVIDE FOR FEES TO BE DEDUCTED
FROM THE AVERAGE NET ASSETS OF THE FUNDS IN ORDER TO REIMBURSE TPL OR OTHERS FOR EXPENSES ACTUALLY INCURRED IN THE PROMOTION AND SALE OF SHARES OF EACH FUND.

UNDER THE CLASS A PLAN, THE CLASS A SHARES OF EACH FUND COMPENSATE TPL AND OTHERS FOR DISTRIBUTION EXPENSES AT A MAXIMUM ANNUAL RATE OF 0.25% (OF WHICH, THE FULL AMOUNT MAY BE SERVICE FEES), PAYABLE ON A MONTHLY BASIS, OF EACH FUND'S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS A SHARES. AS OF DECEMBER 31, 1998, $30,886 IN 12B-1 FEES WERE ACCRUED BY THE SMALL-CAP VALUE FUND. THE LARGE/MID-CAP VALUE AND FIXED-INCOME FUNDS HAD NOT COMMENCED OFFERING THEIR SHARES AS OF DECEMBER 31, 1998, SO NO FEES HAD ACCRUED UNDER THE PLAN FOR THOSE TWO FUNDS.

UNDER THE CLASS B PLAN, THE CLASS B SHARES OF EACH FUND COMPENSATE TPL AND OTHERS FOR DISTRIBUTION AND SERVICE FEES AT A MAXIMUM ANNUAL RATE OF 1.00% (0.25% OF WHICH IS A SERVICE FEE) PAYABLE ON A MONTHLY BASIS, OF EACH FUND'S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS B SHARES. AMOUNTS PAID UNDER THE CLASS B PLAN ARE PAID TO TPL TO COMPENSATE IT FOR SERVICES PROVIDED AND EXPENSES INCURRED IN THE DISTRIBUTION OF CLASS B SHARES, INCLUDING THE PAYING OF COMMISSIONS FOR SALES OF CLASS B SHARES. THE CLASS B PLAN IS DESIGNED TO ALLOW INVESTORS TO PURCHASE CLASS B SHARES WITHOUT INCURRING A FRONT-END SALES LOAD AND TO PERMIT THE DISTRIBUTOR TO COMPENSATE AUTHORIZED DEALERS FOR SELLING SUCH SHARES. ACCORDINGLY, THE CLASS B PLAN COMBINED WITH THE CDSC FOR CLASS B SHARES IS TO PROVIDE FOR THE FINANCING OF THE DISTRIBUTION OF CLASS B SHARES. AS OF DECEMBER 31, 1998, $97,212 IN 12B-1 FEES WERE ACCRUED BY THE SMALL-CAP VALUE FUND. THE LARGE/MID-CAP VALUE AND FIXED-INCOME FUNDS HAD NOT COMMENCED OFFERING THEIR SHARES AS OF DECEMBER 31, 1998, SO NO FEES HAD ACCRUED UNDER THE PLAN FOR THOSE TWO FUNDS.

UNDER THE CLASS C PLAN, CLASS C SHARES OF EACH FUND COMPENSATE TPL AND OTHERS FOR DISTRIBUTION AND SERVICE FEES AT AN ANNUAL RATE OF 1.00% (0.25% OF WHICH IS A SERVICE FEE) PAYABLE ON A MONTHLY BASIS, OF EACH FUND'S AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS C SHARES. AMOUNTS PAID UNDER THE CLASS C PLAN ARE PAID TO TPL TO COMPENSATE IT FOR SERVICES PROVIDED AND EXPENSES INCURRED IN THE DISTRIBUTION OF CLASS C SHARES, INCLUDING THE PAYING OF ONGOING "TRAILER" COMMISSIONS FOR SALES OF CLASS C SHARES. THE CLASS C PLAN IS DESIGNED TO ALLOW INVESTORS TO PURCHASE CLASS C SHARES WITHOUT INCURRING A FRONT-END SALES LOAD OR A CDSC CHARGE, AND TO PERMIT THE DISTRIBUTOR TO COMPENSATE AUTHORIZED DEALERS FOR SELLING SUCH SHARES. ACCORDINGLY, THE CLASS C PLAN'S PURPOSE IS TO PROVIDE FOR THE FINANCING OF THE DISTRIBUTION OF CLASS C SHARES. CLASS C SHARES ARE BEING OFFERED FOR THE FIRST TIME BY THIS PROSPECTUS, SO NO FEES HAD ACCRUED UNDER THIS PLAN AS OF DECEMBER 31, 1998.

THE DISTRIBUTION PLANS PROVIDE THAT THE FUNDS MAY FINANCE ACTIVITIES WHICH ARE PRIMARILY INTENDED TO RESULT IN THE SALE OF THE FUND'S SHARES, INCLUDING BUT NOT LIMITED TO, ADVERTISING, PRINTING OF PROSPECTUSES AND REPORTS FOR OTHER THAN EXISTING SHAREHOLDERS, PREPARATION AND DISTRIBUTION OF ADVERTISING MATERIALS AND SALES LITERATURE, AND PAYMENTS TO DEALERS AND SHAREHOLDER SERVICING AGENTS.

THE DISTRIBUTION PLANS ARE REVIEWED ANNUALLY BY THE TRUST'S BOARD OF TRUSTEES, AND MAY BE RENEWED ONLY BY MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED FUND'S CLASS, OR BY MAJORITY VOTE OF THE BOARD, AND IN BOTH CASES ALSO A MAJORITY VOTE OF THE DISINTERESTED TRUSTEES OF THE TRUST, AS THAT TERM IS DEFINED IN THE 1940 ACT.

FINANCIAL HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE SMALL-CAP VALUE FUND'S FINANCIAL PERFORMANCE SINCE ITS INCEPTION ON MARCH 21, 1994. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY TAIT, WELLER & BAKER, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE TRUST'S ANNUAL REPORT, WHICH IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

THE LARGE/MID-CAP VALUE FUND, THE FIXED-INCOME FUND, AND THE MONEY MARKET FUND ARE NEW FUNDS BEING OFFERED FOR THE FIRST TIME BY THIS PROSPECTUS. ACCORDINGLY, THESE FUNDS HAVE NOT YET OBTAINED AN OPERATING HISTORY AND HAVE NO FINANCIAL INFORMATION TO REPORT. HOWEVER, FINANCIAL HIGHLIGHTS FOR THESE FUNDS WILL BE AVAILABLE WITH THE PUBLICATION OF THE TRUST'S NEXT ANNUAL REPORT.

                                                                       Class A
                                                           For the Year Ended December 31,
                                                    1998       1997       1996      1995      1994*
Net Asset Value, Beginning of Period             $   12.25     $ 11.24    $ 10.07     $ 9.66   $  10.00

INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                             0.01        0.02       0.10       0.11       0.06
    Net Gains (Losses) on Securities                 (1.30)       2.37       1.17       0.66      (0.34)
    (both realized and unrealized)
    Total from Investment Operations                 (1.29)       2.39       1.27       0.77      (0.28)

Less Distributions
    From Net Investment Income                        0.00        0.00      (0.10)     (0.11)     (0.06)
    From Net Capital Gains                           (0.07)      (1.38)      0.00      (0.25)      0.00

        Total Distributions                          (0.07)      (1.38)     (0.10)     (0.36)     (0.06)

Net Asset Value, End of Period                   $   10.89      $12.25     $11.24     $10.07     $ 9.66


Total Return                                        (10.50)/1/%                                   (2.84)/1/%
                                                                 21.35/1/%  12.59/1/%   7.93/1/%


Ratios/Supplemental Data
Net Assets, end of Period (in 000s)              $  13,287     $11,208    $ 7,760     $6,133    $ 2,217
    Before Expense Reimbursements                     2.09%       2.75%      3.70%      5.84%     18.62%/2/
    After Expense Reimbursements                      1.60%       1.60%      1.60%      1.60%      1.60%/2/
Ratio of Net Investment Income (Loss) to
 Average Net Assets
    Before Expense Reimbursements                   (1.15)%      (0.90)%     1.05%      2.96%     15.49%/2/
    After Expense Reimbursements                    (0.66)%       0.25%      1.05%      1.28%      1.53%/2/
Portfolio Turnover Rate                              69.42%     136.36%     93.08%     34.12%      8.31%

*    CLASS A SHARES COMMENCED INVESTMENT OPERATIONS ON MARCH 21, 1994
1    TOTAL RETURN CALCULATION DOES NOT REFLECT SALES LOAD.
2    ANNUALIZED.

                                                                   Class B
                                                       For the Year Ended December 31,
                                                    1998        1997       1996      1995*
Net Asset Value, Beginning of Period             $    12.13      $ 11.22     $ 10.08     $ 10.49

INCOME FROM INVESTMENT OPERATIONS                     (0.07)       (0.03)       0.07        0.11
    Net Investment Income
    Net Gains (Losses) on Securities                  (1.29)        2.32        1.14       (0.16)
    (both realized and unrealized)
    Total from Investment Operations                  (1.36)        2.29        1.21       (0.05)

Less Distributions
    From Net Investment Income                         0.00         0.00       (0.07)      (0.11)
    From Net Capital Gains                            (0.07)       (1.38)       0.00       (0.25)

        Total Distributions                           (0.07)       (1.38)      (0.07)      (0.36)

Net Asset Value, End of Period                   $    10.70      $ 12.13     $ 11.22     $ 10.08


Total Return                                         (11.26)/1/%   20.50/1/%   11.98/1/%   (0.46)/1/%


Ratios/Supplemental Data
NET ASSETS, END OF PERIOD (IN 000S)              $   14,114      $11,389     $ 3,929     $   620
    Before Expense Reimbursements                      2.84%        3.41%       4.30%      6.44/2/%
    After Expense Reimbursements                       2.35%        2.26%       2.20%      2.20/2/%
Ratio of Net Investment Income (Loss) to
 Average Net Assets
    Before Expense Reimbursements                     (1.90)%      (1.56)%      1.65%      3.56/2/%
    After Expense Reimbursements                      (1.41)%      (0.41)%      0.45%      0.68/2/%
Portfolio Turnover Rate                               69.42%      136.36%      93.08%     34.12%

*    Class B Shares commenced investment operations on August 10, 1995.
1    Total return calculation does not reflect sales load.
2    Annualized.

FOR MORE INFORMATION
ADDITIONAL INFORMATION ABOUT THE TRUST IS AVAILABLE IN THE TRUST'S ANNUAL REPORT TO SHAREHOLDERS, DATED DECEMBER 31, 1998 AND ITS SEMI-ANNUAL REPORT TO SHAREHOLDERS, DATED JUNE 31, 1998. IN THE TRUST'S ANNUAL AND SEMI-ANNUAL REPORTS, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE TRUST'S PERFORMANCE DURING ITS LAST YEAR OF OPERATIONS.

Statement of Additional Information (SAI)
THE SAI CONTAINS MORE DETAILED INFORMATION REGARDING THE TRUST. A CURRENT SAI, DATED MAY 3, 1999, HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO (IS LEGALLY A PART OF) THIS PROSPECTUS.

TO REQUEST A FREE COPY OF THE SAI, OR THE TRUST'S LATEST ANNUAL OR SEMI-ANNUAL REPORT, PLEASE CONTACT THE TRUST.


                         Timothy Plan                 Securities and Exchange
                                                      Commission
By Phone:                1-800-846-7526               1-800-SEC-0330
------------------------------------------------------------------------------------------------
By Mail:                 THE TIMOTHY PLAN             PUBLIC REFERENCE SECTION
                         C/O TIMOTHY PARTNERS, LTD.   SECURITIES AND EXCHANGE
                         1304 WEST FAIRBANKS AVENUE   COMMISSION
                         WINTER PARK, FLORIDA  32789  WASHINGTON, D.C.  20549-6009
                                                      (A DUPLICATION FEE IS REQUIRED)
------------------------------------------------------------------------------------------------
By E-mail:               INFO@TIMOTHYPLAN.COM
------------------------------------------------------------------------------------------------
By Internet:             HTTP://WWW.TIMOTHYPLAN.COM   HTTP://WWW.SEC.GOV
------------------------------------------------------------------------------------------------
In Person:                                            PUBLIC REFERENCE ROOM
                                                      SECURITIES AND EXCHANGE COMMISSION,
                                                      WASHINGTON, D.C.
                                                      (CALL 1-800-SEC-0330 FOR MORE INFORMATION)
------------------------------------------------------------------------------------------------

             THE TIMOTHY PLAN INVESTMENT COMPANY ACT NO. 811-0822

                               THE TIMOTHY PLAN
                                 (the "Trust")
                                  PROSPECTUS
                                  May 3, 1999

    This Prospectus offers the following Portfolios ("Funds") of the Trust:

                  THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
                  (FORMERLY THE TIMOTHY PLAN VARIABLE SERIES)

                THE TIMOTHY PLAN LARGE/MID-CAP VARIABLE SERIES

                 THE TIMOTHY PLAN FIXED-INCOME VARIABLE SERIES

These Funds are intended to be funding vehicles for Variable Annuity Contracts ("VA Contracts") offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company"). The Trust has filed an Application For Exemptive Order under the Investment Company Act of 1940, as amended, to allow these Funds to be offered through the separate accounts of various insurance companies. If, as and when the Trust's Application is approved, the Trust intends to enter into Participation Agreements with additional Insurance Companies to offer the Funds. You will be informed of any such change.

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Fund invests in a different market segment, and each Fund has its own investment objectives. However, all the Funds have one thing in common. They do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion.

           The Funds are distributed through Timothy Partners, Ltd. 1304 West Fairbanks Avenue, Winter Park, Florida 32789.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Risk/Return Summary
Fees And Expenses
Purchases and Redemptions of Shares
Dividends and Distributions
The Timothy Plan
Management of the Fund
Brokerage Allocation
Fund Service Providers
Federal Taxes
General Information
Distribution Fees
Financial Highlights
--------------------------------------------------------------------------------

                              RISK/RETURN SUMMARY
--------------------------------------------------------------------------------
The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, the Fund will not invest in any company that is involved in the business of alcohol production, tobacco production, casino gambling, or which is involved, either directly or indirectly, in pornography or abortion. Such companies are referred to throughout this Prospectus as "Excluded Securities". Excluded Securities will not be purchased by any Fund of the Trust. Timothy Partners Ltd.("TPL") is investment adviser to the Fund, and is responsible for determining those companies that are Excluded Securities. TPL also reserves the right to exercise its best judgement to exclude investment in other companies whose corporate practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic traditional Judeo Christian values.

Because none of the Funds will invest in Excluded Securities, the pool of securities from which each Fund may choose may be limited to a certain degree. Although TPL believes that each Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund's performance. However, "Total Return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. Each of our Funds strives to maximize both kinds of total return.

--------------------------------------------------------------------------------

THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
The Fund's investment objective is long-term capital growth. Its secondary objective is current income. The Fund seeks to achieve its objectives by primarily investing in small-cap stocks and American Depository Receipts. Small-Cap stocks is a reference to the common stock of smaller companies-companies whose total market capitalization is greater than $200 Million and less than $6Billion. American Depository Receipts ("ADRs") are certificates issued by United States banks to evidence an ownership interest in an underlying non-USA company's stock. ADRs generally trade on United States Stock Exchanges in the same way that American common stock trades.

In choosing the securities in which to invest, the Fund will use extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

The Fund may also invest up to 30% of its net assets in a variety of other securities, and for temporary defensive purposes, may invest up to 100% of its assets in obligations of the United States Government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When the Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that if it had invested strictly according to its objectives.

PRIMARY RISKS
You may lose money by investing in the Fund. The primary risk of investing in the Fund is the risk of loss due to price declines in stocks held by the Fund. Your risk of loss is greater if you hold your shares for a short period of time. Because the Fund is an equity fund and invests in smaller companies, it is subject to the risks inherent in the stock market in general, and the risks of investing in smaller companies in particular. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time. Smaller companies are particularly susceptible to price swings, because, due to their size, they often do not have the resources available to them that are available to larger companies. However, the stock market, although more volatile than other types of investments, historically has outperformed other types of investments over the long term. Small cap stocks, although more susceptible to price movements, also enjoy growth potential that is often not available for larger companies. As a result, prudent investing in smaller companies can result in greater capital growth than investing in larger companies.

The Fund is appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

--------------------------------------------------------------------------------
Because the Timothy Plan Small-Cap Variable Series had not completed a full year of operations as of December 31, 1998, a performance bar chart and table are not included in this prospectus.
--------------------------------------------------------------------------------

THE TIMOTHY PLAN LARGE/MID-CAP VARIABLE SERIES
The Fund's investment objective is long-term capital growth. Its secondary objective is current income. The Fund seeks to achieve its objectives by primarily investing in common stock and ADRs. The LARGE/MID-CAP VALUE FUND will invest in the common stock of companies whose total market capitalization exceeds $6 Billion. Because the Fund will invest in larger companies, it may not be subject to the same level of price volatility as the SMALL-CAP VALUE FUND. Also, larger companies often pay a regular dividend, and the Fund will benefit from such investments to a greater degree than the SMALL-CAP VALUE FUND, since smaller companies are less likely to pay regular dividends.

In choosing the securities in which to invest, the Fund will use extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

The Fund may also invest up to 30% of its net assets in a variety of other securities, and for temporary defensive purposes, may invest up to 100% of its assets in obligations of the United States Government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When the Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that if it had invested strictly according to its objectives.

PRIMARY RISKS
You may lose money by investing in the Fund. Investing in larger companies is designed to decrease the risk of loss to the Fund and to provide for long term growth with some potential for current income. Larger companies, because of their increased management depth, broader market affiliations, and capital resources, offer the potential for long-term growth with reduced risk. The primary risk of investing in the Fund is the risk of loss due to price declines in stocks held by the Fund. Your risk of loss is greater if you hold your shares for a short period of time. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

You should be aware that, like all the Timothy Plan Funds, the Fund is subject to the ethical restrictions on investing described on the front page of this Prospectus. Accordingly, the Fund may have difficulty investing in a variety of "Large-Cap" companies because of the likelihood that such company will be involved, directly or indirectly, in a prohibited activity. You should also be aware that this is a new Fund without an operating history, and this lack of operating history may pose additional risks.

The Fund is a new Fund being offered for the first time by this Prospectus. The Fund may be appropriate for investors who understand the risks of investing in common stock and who are willing to accept some volatility and risk.

--------------------------------------------------------------------------------

THE TIMOTHY PLAN FIXED-INCOME VARIABLE SERIES
The Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase securities for the Fund that are investment grade. This means that the security has a rating of at least "AA" as rated by Standard & Poors, or of comparable quality. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's investment manager has determined that the security is of comparable credit quality to similar rated securities.

In managing its portfolio, the Fund concentrates on sector analysis, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

During periods of uncertainty, the Fund may invest up to 100% of its assets in obligations of the United States Government, its agencies and instrumentalities, commercial paper, certificates of deposit and bankers acceptances. When the Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that if it had invested strictly according to its objectives.

PRIMARY RISKS
You may lose money by investing in the Fund. The major factors influencing the Fund's performance are interest rates and credit risk. When interest rates rise, bond prices fall; the higher the Fund's duration ( a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment grade bonds. If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer. This is also a new Fund without an operating history, and this lack of history could pose additional risks to the Fund.

This Fund is a new Fund being offered for the first time by this Prospectus.
The Fund may be appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.
--------------------------------------------------------------------------------

                      PURCHASES AND REDEMPTIONS OF SHARES

Purchases and Redemptions of Shares in any of the Funds may be made only by Insurance Company for its separate accounts at the direction of VA Account owners. Please refer to the Prospectus of your VA Contract for information on how to direct investments in or redemptions from the Fund and any fees that may apply. Generally, the Insurance Company places orders for shares based on payments and withdrawal requests received from VA Contract owners during the day and places an order to purchase or redeem the net number of shares by the following morning. Orders are usually executed at the net asset value per share determined at the end of the business day that a payment of withdrawal request is received by the Insurance Company. There are no sales or redemption charges. However, certain sales or deferred sales charges and other charges may apply to your VA Contract. Those charges are disclosed in the separate account offering prospectus. The Trust reserves the right to suspend the offering of any of the Fund's shares, or to reject any purchase order.

Purchase orders for shares of the Funds which are received by the transfer agent in proper form prior to the close of trading hours on the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern Time) on any day that the Funds calculate their net asset value, are priced according to the net asset value determined on that day. Purchase orders for shares of a Fund received after the close of the NYSE on a particular day are priced as of the time the net asset value per share is next determined.

Redemption proceeds will normally be wired to the insurance Company on the next business day after receipt of the redemption instructions by the Fund, but in no event later than 7 days following receipt of instructions. The Funds may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason (other than weekends or holidays) or under emergency circumstances as determined by the Securities and Exchange Commission.

Other Purchase Information
--------------------------
If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payments in cash, a Fund may pay the redemption price, in whole or in part by distribution in-kind of readily marketable securities, from that Fund, within certain limits prescribed by the Securities and Exchange Commission. Such securities will be valued on the basis of the procedures used to determine the net asset value at the time of the redemption. If shares are redeemed in-kind, the redeeming shareholder will incur brokerage costs in converting the assets to cash.

For economy and convenience, share certificates will not be issued.

The public offering price for the Funds is based upon each Fund's net asset value per share. Net asset value per share, per Class, is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities for each share Class, and then dividing the result by the number of shares outstanding for each Class . The assets of each Funds are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Trustees. The net asset value of the Fund's shares is computed on all days on which the New York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Board of trustees. Money market securities with less than 60 remaining to maturity when acquired by a Fund will be valued on an amortized cost basis by the Funds, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Fund acquires a money market security with more than 60 days remaining to its maturity, it will be valued at amortized cost when it reaches 60 days to maturity unless the Trustees determine that such a valuation will not fairly represent its fair market value.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund will declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments, and the Funds will distribute net realized capital gains, if any, once annually. Expenses of the Funds, including advisory fees, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Funds will be made at the net assets value determined on the ex-date of the dividend or distribution.

The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Funds will not be subject to federal income tax, or to any excise tax, to the extent their earnings are distributed in accordance with the timing requirements imposed by the Code and by meeting certain other requirements relating to the sources of the Funds' income and diversification of their assets.

The Funds also intend to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that the VA Contract owners should not be subject to federal tax on distributions of dividends and income from a Fund to the Participating Insurance Company separate accounts. VA Contract owners should review the prospectus of their VA Contract for information regarding the tax consequences of purchasing a contract or policy.

Under current tax law, dividends or capital gains distributions from a Fund are not currently taxable when left to accumulate within a VA Contract. Depending on the VA Contract, withdrawals from the Contract may be subject to ordinary income tax, and an additional penalty of 10% on withdrawals before age 59 1/2.

                               THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust, and is a mutual fund company of the type known as an open-end, diversified management investment company. It is authorized to create an unlimited number of series of shares (each a "Fund") and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. The Trust currently offers three series by this Prospectus; The Timothy Plan Small-Cap Variable Series, the Timothy Plan Mid-Cap Variable Series, and The Timothy Plan Fixed-Income Variable Series. The Funds shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are four Classes of shares offered by the Trust.

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Fund (See Statement of Additional Information).

                            MANAGEMENT OF THE FUND

The business affairs of the Trust are managed under the general supervision of a Board of Trustees.

Investment Adviser
------------------
Timothy Partners Ltd., ("TPL") is a Florida limited partnership organized on December 6, 1993. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion.

For its services, TPL is paid an annual fee equal to 0.85% on the SMALL-CAP VALUE FUND, 1.00% on the LARGE/MID-CAP VALUE FUND, 0.60% on the Fixed-Income Fund, and 0.60% on the Money Market Fund. A portion of the advisory fees are paid by TPL to: (1) the investment managers for assisting in the selection of portfolio securities for each fund, and (2) Covenant Financial Management ("CFM") as reimbursement for expenses related to the daily operations of the Trust performed by CFM. These fees also cover the expenses of postage, materials, fulfillment of shareholder requests, and a variety of other administrative and marketing expenses. TPL has offices at 1304 West Fairbanks Avenue, Winter Park, Florida, 32789.

Arthur D. Ally. President, Chairman and Trustee of the Trust, is President and 70% shareholder of CFM. CFM is the managing general partner of TPL. TPL has been the Adviser to the Funds since their inceptions. Mr. Ally has over seventeen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manage to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

TPL and CFM have entered into an agreement whereby TPL pays CFM for certain overhead expenses related to the daily operations of the Trust that CFM carries out. These expenses include: salary of administrative personnel. Shareholder fulfillment, phone lines and office space, and postage and supplies. The annual fee is an amount to cover CFM's costs in providing such services to TPL, payable by TPL on a monthly basis. Both parties have agreed that no profits will accrue to CFM as a result of this agreement. Arthur D. Ally is President and 100% shareholder of CFM.

Investment Managers
-------------------

                             SMALL-CAP VALUE FUND
                             --------------------
Awad & Associates ("Awad"), a division of Raymond James & Associates, Inc., is the investment manager for the SMALL-CAP VALUE FUND. Awad has offices at 477 Madison Avenue, New York, New York 10022, and it is a joint enterprise between James D. Awad, a twenty-nine year veteran of the investment management business, and Raymond James Financial, a diversified financial services firm traded on the New York Stock Exchange. Awad selects the investments for the SMALL-CAP VALUE FUND's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad, Dan Veru and Carol Egan make up the tem responsible for managing the day-to-day investments for the Fund. James Awad is the Senior investment officer of the investment manager. Prior to forming Awad & Associates, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

For its services as investment manager to the SMALL-CAP VALUE FUND, Awad is paid an annual fee by TPL equal to 0.42% of the Fund's average daily assets up to $10 million, 0.40% for the next $5 million in average daily net assets, 0.35% for the next $10 million in average daily net assets, and 0.25% of average daily net assets over $25 million.

Awad & Associates has served as investment manager to the Fund since January 1, 1997. It also serves as investment co-adviser to two other investment companies: Heritage Small-Cap Stock Fund and Calvert New Vision Small Cap Fund. As of December 31, 1998, Awad & Associates managed in excess of $900 million in assets.

                           LARGE/MID-CAP VALUE FUND
                           ------------------------
Fox Asset Management, Inc. ("Fox"), 44 Sycamore Avenue, Little Silver, NJ 07739, is responsible for the investment and reinvestment of the LARGE/MID-CAP VALUE FUND's assets. Mr. J. Peter Skirkanich, President and majority shareholder of Fox, is responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio. Fox was founded in 1987, and offers investment advice and services to individuals, institutions, trusts, charities and regulated investment companies. As of December 31, 1998, Fox managed approximately $2.2 Billion in assets.

Mr. Skirkanich is the founder of the firm, serves as chairman of the firm's investment committee, and is the firm's controlling shareholder, with an approximate holding of 73% of the firm's outstanding stock. Mr. Skirkanich was formerly Managing Director of Dreman Value Management, Inc., an investment counseling firm. Prior to that, he was a Vice President of Investments at Kidder, Peabody & Company and Shearson/American Express, where he managed individual and corporate accounts for twelve years. He began his investment career as an analyst with Prudential Bache Securities.

Prior to embarking on his investment career, Mr. Skirkanich served three years with the U.S. State Department and two years with Ernst & Whinney in both the tax and audit areas. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. Currently he serves as a trustee on the Board of Overseers for the School of Engineering and Applied Sciences at the University. By gubernatorial appointment, he also serves as a member of the State Investment Council for the State of New Jersey.

For its services as investment manager to the Mid-Cap Series, Fox is paid an annual fee by TPL equal to 0.42% of the Fund's average daily assets up to $10 million, 0.40% for the next $5 million in average daily net assets, 0.35% for the next $10 million in average daily net assets, and 0.25% of average daily net assets over $25 million.

                               FIXED-INCOME FUND
                               -----------------
Carr & Associates, Inc. ("Carr"), 150 Broadway, Suite 509, New York, New York, serves as investment manager to the Fixed Income Variable Series. Carr was founded by Michael F. Carr in 1989 and has provided investment advisory services to institutional and individual investors since that time. Each of the Firm's co-principals is a Chartered Financial Analyst with over 38 years of investment industry experience.

Michael F. Carr, President and Chief Investment Officer for the Firm, is responsible for the day to day recommendations regarding the investment of the Funds' portfolios. Mr. Carr has spent his entire 40 year career in the investment industry. Immediately prior to founding the firm, Mr. Carr was a Senior Vice President of Shearson Lehman Hutton. Mr. Carr is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the New York Society of Security Analysts. A graduate of the University of Notre Dame, Mr. Carr received his Masters of Business Administration degree from New York University.

For its services as investment manager to the Fixed-Income Series, Carr is paid an annual fee by TPL equal to 0.20% of the Fund's average daily assets.

                             BROKERAGE ALLOCATION

Timothy Partners Ltd.. ("TPL") acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.

                            FUND SERVICE PROVIDERS

Custodian
---------
Star Bank, N.A., 425 Walnut Street, M.L. 6118, Cincinnati, Ohio 45202-1118.
holds the investments and other assets of the Funds.   The Custodian is
responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by persons authorized by the Trust. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of any Fund. Portfolio securities of the Funds are maintained in the custody of the Custodian, and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
-----------------------------------------------------------
Declaration Service Company provides transfer agency and dividend disbursing services for the Fund. This means that its job is to maintain, accurately, the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Declaration Service Company also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

                              GENERAL INFORMATION

Total return for the Funds may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Because these Funds are offered only through separate accounts, any Fund advertising in which the performance of a Fund is mentioned will be accompanied by separate account performance information relating to that Fund.


                             FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE SMALL-CAP VARIABLE SERIES' FINANCIAL PERFORMANCE SINCE ITS INCEPTION ON MAY 22, 1998. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY TAIT,

WELLER & BAKER, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE TRUST'S ANNUAL REPORT, WHICH IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

THE MID-CAP VARIABLE SERIES AND THE FIXED-INCOME VARIABLE SERIES ARE NEW FUNDS BEING OFFERED FOR THE FIRST TIME BY THIS PROSPECTUS. ACCORDINGLY, THESE FUNDS HAVE NOT YET OBTAINED AN OPERATING HISTORY AND HAVE NO FINANCIAL INFORMATION TO REPORT. HOWEVER, FINANCIAL HIGHLIGHTS FOR THESE FUNDS WILL BE AVAILABLE WITH THE PUBLICATION OF THE TRUST'S NEXT ANNUAL REPORT.



FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                               ---------------------
                                                                                    For the Period
                                                                                    05/22/98 *  to
                                                                                       12/31/98
                                                                               ---------------------

NET ASSET VALUE, BEGINNING OF
PERIOD....................................................................     $               10.00
                                                                               ---------------------

   Income From Investment Operations:
   Net investment income..................................................                      0.08
   Net gains on securities
    (both realized and unrealized)........................................                      0.30
                                                                               ---------------------
     Total from investment operations.....................................                      0.38
                                                                               ---------------------

NET ASSET VALUE, END OF PERIOD............................................     $               10.38
                                                                               =====================

TOTAL RETURN..............................................................                     3.80%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)....................................     $                 301
   Ratio of expenses to average net assets:
     Before expense reimbursement / waiver................................                    2.88%/1/
     After expense reimbursement / waiver.................................                    1.20%/1/

   Ratio of net investment income to average net assets:
     Before expense reimbursement / waiver................................                    0.98%/1/
     After expense reimbursement / waiver.................................                    2.66%/1/
   Portfolio turnover rate................................................                       3%

*  Commencement of operations
/1/Annualized.

                See accompanying notes to financial statements.

                             FOR MORE INFORMATION

Additional information about the Trust is available in the Trust's annual report to shareholders, dated December 31, 1998 and its semi-annual report to shareholders, dated June 31, 1998. In the Trust's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last year of operations.


STATEMENT OF ADDITIONAL                BY MAIL:
INFORMATION (SAI)
                                       The Timothy Plan.
The SAI contains more detailed         c/o Declaration Service Company
Information on all aspects of the      555 north Lane, Suite 6160
Trust.  A current SAI, dated May 3,    Conshohocken, PA  19428
1999, has been filed with the SEC
and is incorporated by reference       BY PHONE:  1-800-626-0201
into (is legally a part of) this
prospectus.                            ON THE INTERNET:
                                       www.timothyplan.com
To request a free copy of the SAI,
or the Trust's latest annual or semi-  Or you may view or obtain these
annual Report, please contact the      documents from the SEC.
Trust.
                                       IN PERSON:  at the SEC's Public Reference
                                       Room in Washington, D.C.

                                       BY PHONE:  1-800-SEC-0330

                                       BY MAIL:  Public Reference Section,
                                       Securities and Exchange Commission,
                                       Washington, D.C.  20549-6009
                                       (duplicating fee required)

                                       ON THE INTERNET:
                                       www.sec.gov



                               The Timothy Plan
                          Investment Company Act No.
                                   811-08228

                      STATEMENT OF ADDITIONAL INFORMATION

                               THE TIMOTHY PLAN

              A Delaware Business Trust and registered investment
               management company offering the following series:


                     THE TIMOTHY PLAN-SMALL-CAP VALUE FUND
                   THE TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
                       THE TIMOTHY PLAN FIXED-INCOME FND
                      THE TIMOTHY PLAN MONEY MARKET FUND

                                      AND

                  THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES
                   THE TIMOTHY PLAN MID-CAP VARIABLE SERIES
                 THE TIMOTHY PLAN FIXED-INCOME VARIABLE SERIES

                                  MAY 3, 1999
                         As Supplemented June 30, 1999

--------------------------------------------------------------------------------
                            Timothy Partners, Ltd.
                          1304 West Fairbanks Avenue
                          Winter Park, Florida 32789
                                (800) 846-7526
--------------------------------------------------------------------------------

This Statement of Additional Information is in addition to and supplements the current Prospectuses of The Timothy Plan (the "Trust"), which currently consists of seven separate investment series, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund, The Timothy Plan Small-Cap Variable Series, The Timothy Plan Mid-Cap Variable Series, and The Timothy Plan Fixed-Income Variable Series.

THE TIMOTHY PLAN (the "Trust") is an open-end diversified investment company, currently offering seven series of shares (collectively, the "Funds"). The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Value Fund, and The Timothy Plan Fixed-Income Fund (referred to herein as the "Timothy Funds") currently offers three classes of shares: Class A, Class B, and Class C. The Timothy Plan Money Market Fund (the "Money Market Fund"), and The Timothy Plan .Small-Cap Variable Series, The Timothy Plan Mid-Cap Variable Series, and The Timothy Plan Fixed-income Variable Series (referred to herein as the "Timothy Variable Funds") offers a single class of shares of the Trust without any sales charges or ongoing sales or distribution fees. The Timothy Variable Funds' shares are only offered to insurance companies for the purpose of funding variable annuity contracts ("VA Contracts"). Presently the Timothy Variable

Funds are only offered through offered through separate accounts of the Annuity Investors Life Insurance Company (the "Insurance Company"). The Trust has filed an Application for Exemptive Order with the Securities and Exchange Commission, which, when approved, will allow the Timothy Variable Funds to be offered through the separate accounts of multiple insurance companies.

--------------------------------------------------------------------------------

This statement of additional information is not a prospectus but supplements and should be read in conjunction with the Timothy Plan and the Timothy Plan Variable Series prospectuses. Copies of the prospectuses may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789 or by calling the Trust at (800) 846-7526. Retain this statement of additional information for future reference.


TABLE OF CONTENTS

THE TIMOTHY PLAN - INVESTMENTS........................................

INVESTMENT RESTRICTIONS...............................................

INVESTMENT ADVISOR....................................................

INVESTMENT MANAGERS....................................................

UNDERWRITER...........................................................

ADMINISTRATOR.........................................................

ALLOCATION OF PORTFOLIO BROKERAGE.....................................

PURCHASE OF SHARES....................................................

  Tax-Deferred Retirement Plans....................................

REDEMPTIONS...........................................................

OFFICERS AND TRUSTEES OF THE TRUST....................................

DISTRIBUTION PLANS....................................................

TAXATION..............................................................

GENERAL INFORMATION...................................................

  Audits and Reports...............................................

  Miscellaneous....................................................

PERFORMANCE...........................................................

  Comparisons and Advertisements...................................

FINANCIAL STATEMENTS..................................................

            THE TIMOTHY PLAN - INVESTMENTS

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund's investment restrictions and policies. Each Fund will vary its investment strategy as described in that Fund's Prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Funds, the securities in which they will invest, and the policies they will follow.

THE TIMOTHY FUNDS issue three classes of shares (Class A, Class B, and Class C) that invest in the same portfolio of securities. Class A, Class B, and Class C shares differ with respect to sales structure and 12b-1 Plan expenses.

THE TIMOTHY MONEY MARKET FUND offers a single class of shares, the No-load class.

THE TIMOTHY VARIABLE FUNDS issue only one class of shares and are intended to be funding vehicles for variable annuity contracts ("VA Contracts") offered through separate accounts of Annuity Investors Life Insurance Company and other Participating Insurance Companies, if allowed (the "Insurance Companies").

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Fund s seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Funds' Advisor, conduct business in accordance with the stated philosophy and principles of the Funds. The following information supplements the information provided in each Fund's Prospectus.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Trustees.
Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Trustees. There is, however, no assurance that dividends will be declared by the Board of Trustees of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Funds upon conversion of a convertible security will generally be held for so long as the advisor or investment manager anticipates such stock will provide the Funds with opportunities which are consistent with the Funds' investment objectives and policies.

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are "sponsored" or "unsponsored". "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository. "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO TURNOVER It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. The Funds will, however, sell any portfolio security (without regard to the time it has been held) when the investment advisor believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. Each Fund presently estimates that its annualized portfolio turnover rate generally will not exceed a range of 50% to 75%, and may be lower than 50%, during most periods. The portfolio turnover rate for the Timothy Plan Small-Cap Value Fund for the fiscal years ended December 31, 1996, 1997, and 1998 was 93.08%, 136.36%, and 69.42%
respectively. As of December 31, 1998, the portfolio turnover rate for the Timothy Plan Small-Cap Variable Series Fund was 3.00%. The Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, The Timothy Plan Money Market Fund, the Timothy Plan Mid-Cap Variable Series, and The Timothy plan Fixed-income Variable Series had not commenced operations as of December 31, 1998 and therefore, did not have any portfolio turnover to report. High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects. (See "Dividends, Distributions and Taxes" in each Fund's Prospectus.)

             INVESTMENT RESTRICTIONS

In addition to those set forth in the Funds' current Prospectuses, the Funds have adopted the Investment Restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Fund will not:

  (1) issue senior securities;

  (2) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

  (3) purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations;

  (4) invest for the purpose of exercising control or management of another company;

  (5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

  (6) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes;

  (7) make purchases of securities on "margin", or make short sales of securities, provided that the Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

  (8) invest in securities of any open-end investment company, except that the Fund may purchase securities of money market mutual Funds, but such investments in money market mutual Funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.

  (9) as to 75% of a Fund's total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities)

  (10) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

  (11) make loans of money or securities, except (I) by purchase of fixed income securities in which a Fund may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements.

  (12) invest in securities of any company if any officer of trustee of the Funds or TPL owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

  (13) borrow money, except that a Fund may borrow from banks (I) for temporary or emergency purposes in an amount not exceeding of the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) at the time the total assets, the Fund will not purchase securities. Interest paid on borrowing will reduce net income.

  (14) pledge, mortgage hypothecate, ort otherwise encumber its assets, except in an mount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

  (15) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund's net assets.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

               INVESTMENT ADVISOR

The Trust has entered into an advisory agreement with Timothy Partners, Ltd.(TPL), effective January 19, 1994, as amended August 28, 1995, September 1, 1997, and May 1, 1999,for the provision of investment advisory services on behalf of the Trust to the Timothy Funds, subject to the supervision and direction of the Trust's Board of Trustees. The Investment Advisory Agreement specifies that the advisory fee will be reduced to the extent necessary to comply with the most stringent limits prescribed by any state in which the Funds' shares are offered for sale.

With respect to the Timothy Plan Small-Cap Value Fund, for the years ended December 31, 1996, 1997, and 1998, advisory fees of $78,848, $142,990, and
$215,187 respectively, were payable to TPL and TPL reimbursed the Timothy Fund $194,967, $193,945, and $124,004 respectively. TPL has voluntarily undertaken to waive its advisory fee and reimburse expenses on behalf of the Fund to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed certain percentages for each Fund. The percentages for each Fund are set forth in the Funds' Prospectus. The Timothy Plan Large/Mid-Cap Value Fund, Fixed -income Fund and Money Market Fund had not commenced operations as of December 31, 1998, so no advisory fees were payable to TPL from those Funds.

The Trust has entered into an advisory agreement with Timothy Partners, Ltd.
(TPL), effective May 1, 1998, as amended on May 1, 1999, for the provision of investment advisory services on behalf of the Timothy Variable Funds, subject to the supervision and direction of the Fund's Board of Trustees.

As of December 31, 1998, advisory fees payable to TPL for its services to the Timothy Plan Small-Cap Variable Series were $ 876 and the amount reimbursed by TPL to the Fund was $ 1,487. The Mid-Cap Variable Series and the Fixed-Income Variable Series had not commenced operations prior to December 31, 1998, so no advisory fees were payable to TPL.

The Investment Advisory Agreement is initially effective for two years. The Investment Advisory Agreement may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment.

               INVESTMENT MANAGERS

Pursuant to an agreement between TPL and Awad & Associates ("Awad"), dated January 1, 1997, as amended May 1, 1998 (the "Sub-Investment Advisory Agreement"), Awad provides advice and assistance to TPL in the selection of appropriate investments for Small-Cap Value Fund and the Small-Cap Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to each Fund, Awad receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an agreement between TPL and Carr & Associates, Inc. ("Carr"), dated July 1, 1999 (the "Sub-Investment Advisory Agreement"), Carr provides advice and assistance to TPL in the selection of appropriate investments for Fixed-Income Fund, Money Market Fund and the Fixed-income Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to the Fixed-Income Fund and Fixed-Income Variable series, Carr receives from TPL an annual fee at a rate equal to 0.20% of the average net assets of the Funds. As compensation for its services with respect to the money Market Fund, Carr receives from TPL an annual fee at a rate equal to 0.08% of the average net assets of the Fund.

Pursuant to an agreement between TPL and Fox Asset Management, Inc. ("Fox"), dated July1, 1999 (the "Sub-Investment Advisory Agreement"), Fox provides advice and assistance to TPL in the selection of appropriate investments for Large/Mid-Cap Value Fund and the Mid-Cap Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to each Fund, Fox receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million

The Sub-Investment Advisory Agreements are each initially effective for two years. The

Agreements may be renewed by the parties after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Investment Advisory Agreements will terminate automatically in the event of their assignment.

Prior to January 1, 1997, TPL paid Systematic Financial Management, L.L.P. for advice and assistance in the selection of appropriate investments for the Timothy Plan Small-Cap Value Fund. For the period March 21, 1994 (commencement of operations) through December 31, 1994 and for the fiscal years ended December 31, 1995 and 1996, TPL paid Systematic Financial Management, L.L.P. sub-advisory fees of $3,969, $20,628 and $46,381, respectively. For the fiscal year ended December 31, 1997and 1998, TPL paid Awad & Associates $66,356 and $98,405, respectively for sub-investment advisory services on behalf of the Timothy Plan Small-Cap Value Fund and Small Cap Variable Series.

Effective July 1, 1997, Timothy Partners, Ltd. (TPL), 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as an underwriter of the Timothy Funds' and the Timothy Variable Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Fund's Trustees. TPL is not compensated for providing underwriting services to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

                ADMINISTRATOR

Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, (the "Administrator"), provides certain services to the Trust pursuant to an Administrative Services Agreement with the Trust dated July 1, 1999.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Funds for their approval invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

Prior to July 1, 1999, Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428, served as the Administrator. Prior to May 1, 1998, FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406, served as the Administrator. For the period March 21, 1994 (commencement of operations) through December 31, 1994 and for the fiscal years ended December 31, 1995, 1996, 1997, and 1998, the Trust paid $39,583, $54,297, $62,581,$ 65,386 and
$113,738, respectively, for Administration fees.

           ALLOCATION OF PORTFOLIO BROKERAGE

The Investment Manager, when effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either
(i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Funds or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Funds' Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the Investment Manager in connection with the Funds. Brokerage may also be allocated to dealers in consideration of the each Fund's share distribution but only when execution and price are comparable to that offered by other brokers. For the fiscal years ended December 31, 1996, 1997 and 1998, the Timothy Plan Small-Cap Value Fund incurred brokerage commissions of $32,684, $133,628,and $119,972 respectively.

TPL, through the Investment Managers, is responsible for making the Funds', portfolio decisions subject to instructions described in each Fund's Prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another or Variable Fund or other accounts for which TPL or the Investment Manager serves as an advisor, or held by TPL or the Investment Manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or Investment Manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an Investment Manager deems the purchase or sale of a security to be in the best interests of one Fund or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board of Trustees of the Funds periodically reviews the brokerage placement practices of the Investment Managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

The Investment Managers also may consider sales of the VA Contracts by a broker-dealer as a factor in the selection of broker-dealers to execute transactions for the Timothy Variable Funds. In addition, the Investment Managers may place portfolio trades for both Funds with affiliated brokers. As stated above, any such placement of trades will be subject to the ability of the affiliated broker-dealer to provide best execution, the Trust's procedures governing such affiliated trades and the Conduct Rules of the National Association of Securities Dealers, Inc.

               PURCHASE OF SHARES
THE TIMOTHY FUNDS

The shares of the Timothy Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the Custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share, plus the applicable sales load for Class A shares (based upon valuation procedures described in the Prospectus), as of the close of business of the business day on which the completed order is received, normally 4 o'clock p.m. Eastern Time. Completed orders received by the Fund after 4 o'clock p.m. will be confirmed at the next day's price.

TAX-DEFERRED RETIREMENT PLANS (TIMOTHY FUNDS ONLY)

Shares of the Timothy Funds are available to all types of tax-deferred retirement plans such as Individual Retirement Accounts (IRA's) , employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Funds sponsor an IRA.
Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Timothy Funds' IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Funds also sponsor 403(b)(7) Retirement Plans. The Funds offer a plan for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Timothy Fund as a funding medium for a retirement plan for their employees (the "403(b)(7) Plan"). Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

The Timothy Funds also offer a Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain income phaseouts apply.

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Funds at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b)(7) Plans, Semper Trust Company acts as the plan custodian and charges $12.00 per account in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

TIMOTHY VARIABLE FUNDS

The Timothy Variable Funds currently only offer their shares to the Annuity Investors Life Insurance Company, but may, in the future, offer their shares to other insurance company separate accounts. The Trust has filed an Application For Exemptive Order with the Securities and Exchange Commission seeking an order from the Commission allowing the Timothy Variable Funds to be offered to multiple insurance company separate accounts. The separate accounts invest in shares of the Timothy Variable Funds in accordance with the allocation instructions received from holders of the VA contracts. Shares of the Timothy Variable Funds are sold at net asset value as described in each Fund's Prospectus.

                REDEMPTIONS

The redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class B shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption. Class B shares of the Timothy Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or
(iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described under "Determination of Net Asset Value" in the each Fund's prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund's' portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

           OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers and their principal occupations for the past five years are listed below.


                                       POSITION AND
                                       OFFICE HELD WITH      PRINCIPAL OCCUPATION
NAME AND ADDRESS           AGE         THE REGISTRANT        DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
Arthur D. Ally *             56        President and         President, Covenant Financial
1304 West Fairbanks Ave                Trustee               Management, Inc. (1990-present); General
Winter Park, Florida                                         Partner, Timothy Partners, Ltd. (1993-
                                                             present)

Joseph E. Boatwright *       67        Secretary and         Consultant, Greater Orlando Baptist
1410 Hyde Park Drive                   Trustee               Assoc. (Ministerial) (1996-present)
Winter Park, Florida                                         Retired; prior thereto Senior Pastor;
                                                             Aloma Baptist Church (1970-1996)

Wesley W. Pennington         67        Trustee               President, Westwind Holdings, Inc.
442 Raymond Ave.                                             (Developmental) (1997-present); President
Longwood, Florida                                            & Sole Shareholder, Weston, Inc., (fabric)
                                                             treatment) (1979-1997); Secretary/
                                                             Treasurer, American Call to Greatness
                                                             (publishing) (1994-1995); President & Sole
                                                             Shareholder, Designer Services Group,
                                                             Inc. (Furniture storage & delivery)
                                                             (1980-1994)

Jock M. Sneddon *            50        Trustee               Physician, Florida Hospital
6001 Vineland Drive                                          Center (present); prior thereto

Orlando, Florida                                             President and Director of Sneddon
                                                             & Helmers M.D. P. A. (1976-1993)

Philip B. Crosby *           71        Trustee               Owner and Founder; Career IV, Inc.
P.O. Box 1927                                                (lecturing),(1991-present);Founder, Philip
Winter Park, FL                                              Crosby, Associates, Inc. (1979-1991 and
                                                             from 1997- present); Director, Security
                                                             National Bank (banking) (1991-1995);
                                                             Trustee, Rollins College (education)
                                                             (1994-present)

Daniel D. Busby, CPA         56        Trustee               Partner, Busby, Keller & Co.; Consultant
P.O. Box 50188                                               to Non-Profit Organizations (1997-present)
Indianapolis, IN

W. T. Fyler, Jr.             42        Trustee               Founder of W.T. Fyler, Jr./Ephesus, Inc., a
640 Fort Washinton Ave.                                      registered investment advisory firm.
Suite 6C, New York                                           President of Ephesus since its founding in
New York  10040                                              1998.  Formerly an investment counselor
                                                             With Robert Thomas Securities (1991-1998).
                                                             BA degree from Drew University (1981).
                                                             Founding member and Vice President of the
                                                             National Association of Christian financial
                                                             consultants.  Holds Series 7, 63 and 65
                                                             Securities licenses.

* These Trustees and officers are considered "interested persons" of the Funds within the meaning of Section 2(a)(19) of the 1940 Act. The Trustees and officers considered "interested persons" are so deemed by reason of their affiliation with the Funds' investment advisor and as a result of being a Trustee and/or officer of the Funds. Mr. Ally is also considered an "interested person" because of his affiliation with TPL, the Fund's principal underwriter.

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment Advisor," "Investment Manager," and "Underwriter," review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 1998, the Timothy Funds did not pay compensation to any of its Trustees. In addition, no Trustee served on the Board of Directors of another investment company managed by TPL for the calendar year ended December 31, 1998. As of December 31, 1998, the Timothy Variable Funds did not pay compensation to any of its trustees.

     DISTRIBUTION PLANS (APPLICABLE ONLY TO THE TIMOTHY FUNDS)

As noted in the Timothy Funds' Prospectus, each Class of the Timothy Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans") whereby the Fund may pay up to a maximum of 0.25% for Class A shares, and up to a maximum of 1.00% for Class B and Class C shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Timothy Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is entitled to a fee each month (up to the maximum of 0.25% for Class A shares and 1.00% for Class B and Class C shares per annum of average net assets of the Timothy Fund) for expenses incurred in the distribution and promotion of the Timothy Funds' shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 0.25% for Class A shares or 1.00% for Class B and Class C shares per annum will be borne by the TPL without any additional payments by the Timothy Fund. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

Effective July 1, 1997, Timothy Partners, Ltd. (TPL), began serving as the Timothy Funds' sole underwriter. For the period July 1, 1997 to December 31, 1997, the Small-Cap Value Fund reimbursed TPL $58,563 for distribution-related expenses as follows: $12,917 compensation to dealers for Class A shares and $34, 074 compensation to dealers for Class B shares and $10,572 for servicing the Class B shareholder accounts. As of December 31, 1998, the Small-Cap Value Fund reimbursed TPL $63,290 for distribution-related expenses as follows: $30,886 compensation to dealers for Class A shares and $32,404 compensation to dealers for Class B shares and for servicing the Class B shareholder accounts

The Plans also provide that to the extent that the Timothy Funds, TPL, the Investment Managers, or other parties on behalf of the Funds, TPL, or the Investment Managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plans, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Underwriter in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the non-interested Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.

The Plans have been approved by the Funds' Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the underwriter. The underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The underwriter is required to report in writing to the Board of Trustees of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

                 TAXATION

The Timothy Funds and the Timothy Variable Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

As noted in its Prospectus, the Timothy Variable Funds must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Timothy Variable Funds' assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer. For information concerning the consequences of failure to meet the requirements of
Section 817(h), refer to the respective prospectuses for the VA Contracts.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Funds' "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by the Funds may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each Class of shares of the Timothy Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

              GENERAL INFORMATION

AUDITS AND REPORTS
-------------------

The accounts of the Trust are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Funds, including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS
--------------

As of April 2, 1998, no one owned of record or exercised voting control over 5% of the outstanding shares of the Class A or Class B shares of the Trust.


                PERFORMANCE

Performance information for the Class A and Class B shares of the Timothy Small-Cap Value Fund and the Timothy Small-Cap Variable Fund will vary due to the effect of expense ratios on the performance calculations. TOTAL RETURNS AND YIELDS QUOTED FOR THE TIMOTHY SMALL-CAP VARIABLE FUND INCLUDE THE FUND'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT.

BECAUSE SHARES OF THE TIMOTHY VARIABLE FUNDS MAY BE

PURCHASED ONLY THROUGH VARIABLE ANNUITY CONTRACTS, YOU SHOULD CAREFULLY REVIEW THE PROSPECTUS OF YOUR VA CONTRACT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of the Timothy Variable Fund's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing the Timothy Variable Funds' performance to that of other mutual funds.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Funds investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Funds may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Funds be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Funds are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Funds to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

       P(1+T)/n/ = ERV
where:
P = a hypothetical initial payment of $1,000.
T = average annual total return.
n = number of years.

 ERV =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end

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

     of the one, five or ten-year periods (or fractional portion thereof).

COMPARISONS AND ADVERTISEMENTS
-------------------------------

To help investors better evaluate how an investment in the Funds might satisfy their investment objective, advertisements regarding the Funds may discuss total return for the Funds as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

 Lipper Mutual Fund Performance Analysis;
 Lipper Mutual Fund Indices;
 CDA Weisenberger; and
 Morningstar

From time to time, the Funds may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Funds' philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Fund as consistent with their philosophy of investment.

              FINANCIAL STATEMENTS

The Timothy Plan Small-Cap Value Fund's Financial Statements, including the notes thereto, dated December 31, 1998, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Timothy Fund's 1998 Annual Report to Shareholders. The Timothy Plan Small-Cap Variable Series Financial Statements, including the notes thereto, dated December 31, 1998, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Timothy Fund's 1998 Annual Report to Shareholders.

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